FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares (1)	Invesco V.I. Main Street Mid Cap Series I Shares (1)
AB International Value Class A Shares (1)	Janus Henderson - Enterprise Service Shares (1)
AB Large Cap Growth Class A Shares (1)	Janus Henderson - Forty Service Shares (1)
AB Relative Value Class A Shares (1)	MFS® Growth Initial Class (1)
AB Sustainable Global Thematic Growth Class A Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
American Century VP Ultra® Class I Shares (1)	PIMCO Low Duration Administrative Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	PIMCO Real Return Administrative Class (1)
American Funds - Growth Class 2 Shares (1)	PIMCO Total Return Administrative Class (1)
American Funds - Growth-Income Class 2 Shares (1)	Pioneer High Yield VCT Class II Shares (1)
American Funds - International Class 2 Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)
BlackRock Capital Appreciation V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)

BlackRock Global Allocation V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA International Focus Initial Class (1)
BlackRock International V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA Market Participation Strategy Service Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA Morgan Stanley Global Allocation Service Class (1)
Davis Value (1)	TA Multi-Managed Balanced Service Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA PIMCO Tactical - Balanced Service Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	TA PIMCO Tactical - Conservative Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)
Franklin Templeton Growth Class 2 Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. American Franchise Series I Shares (1)	TA TS&W International Equity Service Class (1)
Invesco V.I. American Value Series I Shares (1)	TA WMC US Growth Initial Class (2)
Invesco V.I. Comstock Series I Shares (1)	TA WMC US Growth Service Class (1)
Invesco V.I. Core Equity Series I Shares (1)	Wanger Acorn (1)
Invesco V.I. EQV International Equity Series I Shares (1)	Wanger International (1)
Invesco V.I. Main Street Series II Shares (1)

(1)   Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022

(2)   Statements of operations and changes in net assets for the period April 28, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account A since 2014.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Discovery Value Class A Shares	141,626.634	$2,441,578	$2,508,208	$(12)	$2,508,196	66,455	$35.948802	$39.662947
AB International Value Class A Shares	75,161.449	1,024,977	1,111,638	4	1,111,642	147,610	7.253878	7.907885
AB Large Cap Growth Class A Shares	1,264,049.548	76,525,733	94,171,691	(54)	94,171,637	1,185,681	30.588868	86.808125
AB Relative Value Class A Shares	215,304.811	6,091,709	6,351,492	4	6,351,496	170,087	36.936934	37.991544
AB Sustainable Global Thematic Growth Class A Shares	177,654.294	6,156,712	5,892,793	6	5,892,799	316,103	18.642025	18.642025
American Century VP Ultra® Class I Shares	384,948.120	7,764,614	9,873,919	(2)	9,873,917	177,559	53.031327	58.511257
American Funds - Asset Allocation Class 2 Shares	497,160.285	11,342,166	11,698,182	24	11,698,206	393,314	28.004767	30.897957
American Funds - Growth Class 2 Shares	336,406.766	29,999,319	33,035,144	(37)	33,035,107	546,886	57.365306	63.290770
American Funds - Growth-Income Class 2 Shares	288,522.984	14,247,191	16,820,890	13	16,820,903	420,813	37.819851	41.727080
American Funds - International Class 2 Shares	2,683,000.982	50,186,548	46,711,047	50	46,711,097	2,144,821	20.737426	22.880260
American Funds - The Bond Fund of America Class 2 Shares	660,822.386	7,128,944	6,211,730	19	6,211,749	506,937	11.586492	12.783581
BlackRock Advantage Large Cap Core V.I. Class I Shares	6,444,745.284	146,149,802	131,923,936	8	131,923,944	1,257,746	41.104116	113.755958
BlackRock Advantage Large Cap Value V.I. Class I Shares	5,648,406.831	55,325,537	55,919,228	4	55,919,232	1,426,638	31.044821	40.146681
BlackRock Advantage SMID Cap V.I. Class I Shares	4,734,325.197	109,920,294	100,273,008	(22)	100,272,986	886,101	34.554469	120.596164
BlackRock Basic Value V.I. Class I Shares	11,642,762.385	154,593,936	150,657,345	(26)	150,657,319	2,078,703	30.043282	99.393506
BlackRock Capital Appreciation V.I. Class I Shares	13,441,012.615	114,239,048	114,248,607	(27)	114,248,580	2,797,234	31.919526	52.789264
BlackRock Equity Dividend V.I. Class I Shares	752,746.609	8,370,188	8,001,696	3	8,001,699	91,826	87.140261	87.140261
BlackRock Global Allocation V.I. Class I Shares	15,615,236.040	263,690,714	254,684,500	(74)	254,684,426	5,615,452	24.845680	54.751503
BlackRock Government Money Market V.I. Class I Shares	103,866,551.954	103,866,551	103,866,552	(396)	103,866,156	8,152,693	9.213159	13.579726
BlackRock High Yield V.I. Class I Shares	7,478,031.881	53,768,676	51,149,738	275,438	51,425,176	1,362,034	21.919512	49.168885
BlackRock International V.I. Class I Shares	5,000,016.801	53,121,473	50,450,170	5	50,450,175	1,998,967	18.743956	25.994990
BlackRock Large Cap Focus Growth V.I. Class I Shares	3,946,637.788	66,548,164	75,065,051	(14)	75,065,037	1,602,905	46.443478	56.150760
BlackRock Managed Volatility V.I. Class I Shares	405,889.611	5,461,934	5,378,037	(12)	5,378,025	187,570	28.672098	28.672098
BlackRock S&P 500 Index V.I. Class I Shares	5,016,127.183	122,724,114	148,477,365	(57)	148,477,308	2,422,519	31.868052	68.929862
BlackRock Total Return V.I. Class I Shares	7,373,172.222	86,568,202	75,427,552	247,881	75,675,433	4,233,305	12.430771	25.857411
Davis Value	8,795,502.659	63,784,904	54,883,937	34	54,883,971	1,693,465	28.915931	36.665212
Eaton Vance VT Floating-Rate Income	296,819.348	2,655,901	2,567,487	(346)	2,567,141	166,571	14.695155	16.214144
Federated Hermes Kaufmann II Primary Shares	1,096,078.965	21,209,262	19,071,774	(14)	19,071,760	493,500	36.722138	40.517773
Federated Hermes Managed Volatility II Primary Shares	135,535.269	1,338,973	1,222,528	-	1,222,528	105,977	11.300340	11.634496
Franklin Templeton Foreign Class 2 Shares	91,171.733	1,228,555	1,298,285	(1)	1,298,284	74,211	16.667017	18.390276
Franklin Templeton Growth Class 2 Shares	104,744.754	1,117,946	1,255,890	1	1,255,891	66,778	18.054436	19.920404
Invesco V.I. American Franchise Series I Shares	305,220.457	18,045,559	17,995,798	12	17,995,810	553,117	20.172885	41.572610
Invesco V.I. American Value Series I Shares	16,553.035	270,759	231,411	-	231,411	20,225	11.363380	11.542440
Invesco V.I. Comstock Series I Shares	3,154,729.046	53,915,552	62,053,520	(52)	62,053,468	1,700,740	33.312467	37.343812
Invesco V.I. Core Equity Series I Shares	1,196,992.201	36,153,816	35,059,902	(42)	35,059,860	1,203,962	27.951746	29.171597
Invesco V.I. EQV International Equity Series I Shares	159,388.992	5,553,030	5,433,571	39	5,433,610	308,393	16.803391	30.280565
Invesco V.I. Main Street Series II Shares	30,723.217	608,942	545,952	(3)	545,949	14,682	35.150696	38.782897
Invesco V.I. Main Street Mid Cap Series I Shares	184,321.724	1,806,666	1,804,510	(11)	1,804,499	62,476	27.547818	30.394633
Janus Henderson - Enterprise Service Shares	2,701.745	183,571	184,718	(35)	184,683	4,197	41.974512	45.758202
Janus Henderson - Forty Service Shares	130,891.901	5,499,517	5,561,597	-	5,561,597	113,455	47.356248	51.624641
MFS® Growth Initial Class	1,288,413.185	73,500,930	77,678,431	19	77,678,450	1,144,426	26.560627	79.101908
PIMCO CommodityRealReturn® Strategy Administrative Class	983,838.109	6,207,066	5,263,534	5	5,263,539	668,642	7.507501	8.283735
PIMCO Low Duration Administrative Class	3,385,100.383	34,205,878	32,496,964	(190)	32,496,774	2,832,217	11.004869	11.996606

See accompanying notes.	2

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
PIMCO Real Return Administrative Class	1,689,967.928	$21,605,004	$19,552,929	$(156)	$19,552,773	1,366,723	$13.650325	$15.061157
PIMCO Total Return Administrative Class	12,118,810.153	129,470,743	111,250,677	(125)	111,250,552	6,757,003	14.244020	19.103781
Pioneer High Yield VCT Class II Shares	210,461.217	1,870,449	1,721,573	(279)	1,721,294	91,833	17.900396	19.750206
TA Aegon Sustainable Equity Income Service Class	1,884,982.246	33,008,691	34,514,025	(11)	34,514,014	2,354,287	14.309385	15.069793
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	421,650.329	4,157,550	3,777,987	(2)	3,777,985	305,170	12.379943	12.379943
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	307,822.017	3,406,895	3,028,969	(1)	3,028,968	236,656	12.799050	12.799050
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	135,324.551	1,441,370	1,392,490	-	1,392,490	107,821	12.914776	12.914776
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	84,382.928	939,053	887,708	-	887,708	69,285	12.812497	12.812497
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	18,101.568	224,068	211,064	-	211,064	14,754	14.305160	14.305160
TA BlackRock iShares Edge 40 Service Class	21,753.287	202,258	186,426	(1)	186,425	14,894	11.882730	12.888829
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	403,455.800	4,953,940	4,591,327	(4)	4,591,323	316,774	14.494003	14.494003
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	325,327.367	3,936,436	3,663,186	6	3,663,192	282,510	12.966571	12.966571
TA Goldman Sachs Managed Risk - Growth ETF Service Class	298,125.087	3,068,560	3,088,576	3	3,088,579	178,167	17.335306	17.335306
TA International Focus Initial Class	2,032,080.330	17,284,345	17,618,136	(15)	17,618,121	1,426,880	12.347300	12.347300
TA Janus Balanced Service Class	161,676.532	2,572,851	2,573,890	(2)	2,573,888	165,248	15.284906	15.846934
TA Janus Mid-Cap Growth Service Class	547,721.924	17,385,166	15,210,238	(21)	15,210,217	560,805	26.322771	28.013595
TA JPMorgan Enhanced Index Initial Class	46,628.650	1,026,473	1,114,891	2	1,114,893	55,624	19.648100	20.330459
TA Market Participation Strategy Service Class	96,701.758	1,174,256	967,018	(21)	966,997	54,744	17.664078	17.664078
TA Morgan Stanley Global Allocation Service Class	13,517.173	194,798	171,938	1	171,939	13,445	12.788047	12.822605
TA Multi-Managed Balanced Service Class	46,179.305	693,929	688,072	-	688,072	44,584	15.169041	15.726817
TA PIMCO Tactical - Balanced Service Class	124,059.129	1,427,037	1,186,005	1	1,186,006	87,041	13.625774	13.625774
TA PIMCO Tactical - Conservative Service Class	106,919.749	1,082,218	1,015,738	(3)	1,015,735	78,260	12.978912	12.978912
TA PIMCO Tactical - Growth Service Class	46,131.517	515,121	442,863	-	442,863	28,820	15.366486	15.366486
TA Small/Mid Cap Value Service Class	1,347,142.454	22,175,891	24,450,636	7	24,450,643	827,310	28.417667	30.824125
TA T. Rowe Price Small Cap Initial Class	801,552.076	10,476,674	9,129,678	(5)	9,129,673	565,905	15.989267	16.544670
TA TS&W International Equity Service Class	146,524.117	1,916,608	2,096,760	1	2,096,761	178,340	11.563005	11.964746
TA WMC US Growth Initial Class	26,861.090	806,997	962,970	-	962,970	25,569	35.922606	38.964065
TA WMC US Growth Service Class	971,474.476	32,048,445	33,030,132	(13)	33,030,119	885,216	35.862543	38.898915
Wanger Acorn	657,695.307	9,778,117	8,767,078	13	8,767,091	246,668	33.915750	37.421602
Wanger International	975,115.943	19,921,615	19,872,863	14	19,872,877	1,232,699	15.450514	16.843268

See accompanying notes.	3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Discovery Value Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount

Net Assets as of December 31, 2021:	$4,411,663	$1,840,598	$126,355,527	$7,813,095

Investment Income:
Reinvested Dividends	29,933	58,037	-	101,378
Investment Expense:
Mortality and Expense Risk and Administrative Charges	46,894	21,555	1,266,692	112,448

Net Investment Income (Loss)	(16,961)	36,482	(1,266,692)	(11,070)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	403,634	-	10,945,220	1,153,859
Realized Gain (Loss) on Investments	212,511	(20,914)	7,461,349	55,553

Net Realized Capital Gains (Losses) on Investments	616,145	(20,914)	18,406,569	1,209,412
Net Change in Unrealized Appreciation (Depreciation)	(1,185,062)	(279,794)	(53,246,776)	(1,640,586)

Net Gain (Loss) on Investment	(568,917)	(300,708)	(34,840,207)	(431,174)

Net Increase (Decrease) in Net Assets Resulting from Operations	(585,878)	(264,226)	(36,106,899)	(442,244)

Increase (Decrease) in Net Assets from Contract Transactions	(1,474,236)	(448,244)	(9,363,274)	(623,769)

Total Increase (Decrease) in Net Assets	(2,060,114)	(712,470)	(45,470,173)	(1,066,013)

Net Assets as of December 31, 2022:	$2,351,549	$1,128,128	$80,885,354	$6,747,082

Investment Income:
Reinvested Dividends	25,641	8,840	-	95,260
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,672	18,728	1,193,353	100,700

Net Investment Income (Loss)	(13,031)	(9,888)	(1,193,353)	(5,440)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	201,940	-	5,833,794	500,948
Realized Gain (Loss) on Investments	(39,323)	1,214	5,624,044	(152,110)

Net Realized Capital Gains (Losses) on Investments	162,617	1,214	11,457,838	348,838
Net Change in Unrealized Appreciation (Depreciation)	197,615	147,590	14,889,862	265,790

Net Gain (Loss) on Investment	360,232	148,804	26,347,700	614,628

Net Increase (Decrease) in Net Assets Resulting from Operations	347,201	138,916	25,154,347	609,188

Increase (Decrease) in Net Assets from Contract Transactions	(190,554)	(155,402)	(11,868,064)	(1,004,774)

Total Increase (Decrease) in Net Assets	156,647	(16,486)	13,286,283	(395,586)

Net Assets as of December 31, 2023:	$2,508,196	$1,111,642	$94,171,637	$6,351,496

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Sustainable Global Thematic Growth Class A Shares Subaccount	American Century VP Ultra® Class I Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2021:	$9,515,723	$11,119,615	$14,136,930	$41,720,676

Investment Income:
Reinvested Dividends	-	-	224,189	102,004
Investment Expense:
Mortality and Expense Risk and Administrative Charges	91,908	111,889	199,216	544,413

Net Investment Income (Loss)	(91,908)	(111,889)	24,973	(442,409)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	669,498	881,491	1,248,631	4,638,292
Realized Gain (Loss) on Investments	373,108	213,690	273,961	737,342

Net Realized Capital Gains (Losses) on Investments	1,042,606	1,095,181	1,522,592	5,375,634
Net Change in Unrealized Appreciation (Depreciation)	(3,566,869)	(4,561,861)	(3,611,305)	(17,738,818)

Net Gain (Loss) on Investment	(2,524,263)	(3,466,680)	(2,088,713)	(12,363,184)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,616,171)	(3,578,569)	(2,063,740)	(12,805,593)

Increase (Decrease) in Net Assets from Contract Transactions	(921,312)	(618,116)	(901,869)	(1,114,037)

Total Increase (Decrease) in Net Assets	(3,537,483)	(4,196,685)	(2,965,609)	(13,919,630)

Net Assets as of December 31, 2022:	$5,978,240	$6,922,930	$11,171,321	$27,801,046

Investment Income:
Reinvested Dividends	16,271	-	247,669	109,312
Investment Expense:
Mortality and Expense Risk and Administrative Charges	78,904	119,143	193,562	542,455

Net Investment Income (Loss)	(62,633)	(119,143)	54,107	(433,143)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	336,628	620,382	435,789	1,746,271
Realized Gain (Loss) on Investments	138,659	147,529	42,170	945,982

Net Realized Capital Gains (Losses) on Investments	475,287	767,911	477,959	2,692,253
Net Change in Unrealized Appreciation (Depreciation)	382,441	2,290,491	778,488	7,181,726

Net Gain (Loss) on Investment	857,728	3,058,402	1,256,447	9,873,979

Net Increase (Decrease) in Net Assets Resulting from Operations	795,095	2,939,259	1,310,554	9,440,836

Increase (Decrease) in Net Assets from Contract Transactions	(880,536)	11,728	(783,669)	(4,206,775)

Total Increase (Decrease) in Net Assets	(85,441)	2,950,987	526,885	5,234,061

Net Assets as of December 31, 2023:	$5,892,799	$9,873,917	$11,698,206	$33,035,107

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	American Funds - Growth-Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount	American Funds - The Bond Fund of America Class 2 Shares Subaccount	BlackRock Advantage Large Cap Core V.I. Class I Shares Subaccount

Net Assets as of December 31, 2021:	$20,898,435	$62,296,514	$7,758,778	$173,964,059

Investment Income:
Reinvested Dividends	207,656	877,499	189,135	1,293,474
Investment Expense:
Mortality and Expense Risk and Administrative Charges	281,964	865,136	112,235	1,889,467

Net Investment Income (Loss)	(74,308)	12,363	76,900	(595,993)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,668,241	7,006,007	77,678	2,135,794
Realized Gain (Loss) on Investments	390,400	(348,354)	(114,999)	(15,467,004)

Net Realized Capital Gains (Losses) on Investments	2,058,641	6,657,653	(37,321)	(13,331,210)
Net Change in Unrealized Appreciation (Depreciation)	(5,589,113)	(20,236,665)	(1,096,908)	(21,590,819)

Net Gain (Loss) on Investment	(3,530,472)	(13,579,012)	(1,134,229)	(34,922,029)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,604,780)	(13,566,649)	(1,057,329)	(35,518,022)

Increase (Decrease) in Net Assets from Contract Transactions	(2,231,083)	(3,240,095)	(668,899)	(14,853,544)

Total Increase (Decrease) in Net Assets	(5,835,863)	(16,806,744)	(1,726,228)	(50,371,566)

Net Assets as of December 31, 2022:	$15,062,572	$45,489,770	$6,032,550	$123,592,493

Investment Income:
Reinvested Dividends	213,607	589,957	211,188	1,060,545
Investment Expense:
Mortality and Expense Risk and Administrative Charges	276,164	818,038	107,512	1,723,404

Net Investment Income (Loss)	(62,557)	(228,081)	103,676	(662,859)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	837,043	-	-	-
Realized Gain (Loss) on Investments	348,138	(34,586)	(168,935)	(12,089,508)

Net Realized Capital Gains (Losses) on Investments	1,185,181	(34,586)	(168,935)	(12,089,508)
Net Change in Unrealized Appreciation (Depreciation)	2,279,105	6,329,524	250,721	39,603,344

Net Gain (Loss) on Investment	3,464,286	6,294,938	81,786	27,513,836

Net Increase (Decrease) in Net Assets Resulting from Operations	3,401,729	6,066,857	185,462	26,850,977

Increase (Decrease) in Net Assets from Contract Transactions	(1,643,398)	(4,845,530)	(6,263)	(18,519,526)

Total Increase (Decrease) in Net Assets	1,758,331	1,221,327	179,199	8,331,451

Net Assets as of December 31, 2023:	$16,820,903	$46,711,097	$6,211,749	$131,923,944

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Advantage Large Cap Value V.I. Class I Shares Subaccount	BlackRock Advantage SMID Cap V.I. Class I Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Capital Appreciation V.I. Class I Shares Subaccount

Net Assets as of December 31, 2021:	$70,150,197	$127,695,426	$177,308,221	$156,880,915

Investment Income:
Reinvested Dividends	967,506	933,523	2,287,134	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	830,279	1,421,641	2,256,163	1,566,832

Net Investment Income (Loss)	137,227	(488,118)	30,971	(1,566,832)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,321,251	787,168	15,511,666	5,174,249
Realized Gain (Loss) on Investments	(2,181,770)	(2,402,603)	(5,354,563)	(4,378,735)

Net Realized Capital Gains (Losses) on Investments	(860,519)	(1,615,435)	10,157,103	795,514
Net Change in Unrealized Appreciation (Depreciation)	(5,779,450)	(20,049,929)	(21,053,263)	(58,174,173)

Net Gain (Loss) on Investment	(6,639,969)	(21,665,364)	(10,896,160)	(57,378,659)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,502,742)	(22,153,482)	(10,865,189)	(58,945,491)

Increase (Decrease) in Net Assets from Contract Transactions	(7,449,186)	(9,479,345)	(15,366,263)	(6,302,201)

Total Increase (Decrease) in Net Assets	(13,951,928)	(31,632,827)	(26,231,452)	(65,247,692)

Net Assets as of December 31, 2022:	$56,198,269	$96,062,599	$151,076,769	$91,633,223

Investment Income:
Reinvested Dividends	841,068	899,270	2,562,230	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	750,389	1,289,016	2,083,256	1,484,442

Net Investment Income (Loss)	90,679	(389,746)	478,974	(1,484,442)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,084,608	-	5,762,372	5,617,688
Realized Gain (Loss) on Investments	(1,930,365)	(4,608,136)	(5,177,769)	(2,141,435)

Net Realized Capital Gains (Losses) on Investments	154,243	(4,608,136)	584,603	3,476,253
Net Change in Unrealized Appreciation (Depreciation)	5,996,862	20,285,942	19,783,130	37,338,270

Net Gain (Loss) on Investment	6,151,105	15,677,806	20,367,733	40,814,523

Net Increase (Decrease) in Net Assets Resulting from Operations	6,241,784	15,288,060	20,846,707	39,330,081

Increase (Decrease) in Net Assets from Contract Transactions	(6,520,821)	(11,077,673)	(21,266,157)	(16,714,724)

Total Increase (Decrease) in Net Assets	(279,037)	4,210,387	(419,450)	22,615,357

Net Assets as of December 31, 2023:	$55,919,232	$100,272,986	$150,657,319	$114,248,580

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Equity Dividend V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount	BlackRock Government Money Market V.I. Class I Shares Subaccount	BlackRock High Yield V.I. Class I Shares Subaccount

Net Assets as of December 31, 2021:	$9,303,537	$344,946,683	$83,182,929	$69,375,085

Investment Income:
Reinvested Dividends	144,558	-	1,116,617	3,099,411
Investment Expense:
Mortality and Expense Risk and Administrative Charges	116,532	3,959,971	1,118,821	823,823

Net Investment Income (Loss)	28,026	(3,959,971)	(2,204)	2,275,588

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	956,108	3,525,736	-	-
Realized Gain (Loss) on Investments	50,496	2,884,270	-	(20,890)

Net Realized Capital Gains (Losses) on Investments	1,006,604	6,410,006	-	(20,890)
Net Change in Unrealized Appreciation (Depreciation)	(1,511,494)	(59,613,946)	-	(10,006,508)

Net Gain (Loss) on Investment	(504,890)	(53,203,940)	-	(10,027,398)

Net Increase (Decrease) in Net Assets Resulting from Operations	(476,864)	(57,163,911)	(2,204)	(7,751,810)

Increase (Decrease) in Net Assets from Contract Transactions	(753,711)	(29,502,656)	(5,681,515)	(8,166,150)

Total Increase (Decrease) in Net Assets	(1,230,575)	(86,666,567)	(5,683,719)	(15,917,960)

Net Assets as of December 31, 2022:	$8,072,962	$258,280,116	$77,499,210	$53,457,125

Investment Income:
Reinvested Dividends	156,084	5,442,671	4,796,725	3,409,799
Investment Expense:
Mortality and Expense Risk and Administrative Charges	104,059	3,558,635	1,387,498	742,621

Net Investment Income (Loss)	52,025	1,884,036	3,409,227	2,667,178

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	377,090	-	-	-
Realized Gain (Loss) on Investments	(28,980)	2,294,003	-	(1,004,503)

Net Realized Capital Gains (Losses) on Investments	348,110	2,294,003	-	(1,004,503)
Net Change in Unrealized Appreciation (Depreciation)	406,059	22,817,576	-	4,018,619

Net Gain (Loss) on Investment	754,169	25,111,579	-	3,014,116

Net Increase (Decrease) in Net Assets Resulting from Operations	806,194	26,995,615	3,409,227	5,681,294

Increase (Decrease) in Net Assets from Contract Transactions	(877,457)	(30,591,305)	22,957,719	(7,713,243)

Total Increase (Decrease) in Net Assets	(71,263)	(3,595,690)	26,366,946	(2,031,949)

Net Assets as of December 31, 2023:	$8,001,699	$254,684,426	$103,866,156	$51,425,176

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock International V.I. Class I Shares Subaccount	BlackRock Large Cap Focus Growth V.I. Class I Shares Subaccount	BlackRock Managed Volatility V.I. Class I Shares Subaccount	BlackRock S&P 500 Index V.I. Class I Shares Subaccount

Net Assets as of December 31, 2021:	$69,756,137	$105,331,309	$6,848,224	$175,484,464

Investment Income:
Reinvested Dividends	428,514	-	-	2,069,030
Investment Expense:
Mortality and Expense Risk and Administrative Charges	728,608	982,462	84,160	2,004,784

Net Investment Income (Loss)	(300,094)	(982,462)	(84,160)	64,246

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,728,266	3,991,203	-	6,366,331
Realized Gain (Loss) on Investments	(455,749)	1,316,475	154,279	4,839,461

Net Realized Capital Gains (Losses) on Investments	1,272,517	5,307,678	154,279	11,205,792
Net Change in Unrealized Appreciation (Depreciation)	(18,684,433)	(43,653,237)	205,363	(44,412,752)

Net Gain (Loss) on Investment	(17,411,916)	(38,345,559)	359,642	(33,206,960)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,712,010)	(39,328,021)	275,482	(33,142,714)

Increase (Decrease) in Net Assets from Contract Transactions	(3,757,352)	(9,104,256)	(965,871)	(12,733,507)

Total Increase (Decrease) in Net Assets	(21,469,362)	(48,432,277)	(690,389)	(45,876,221)

Net Assets as of December 31, 2022:	$48,286,775	$56,899,032	$6,157,835	$129,608,243

Investment Income:
Reinvested Dividends	416,559	-	463,732	1,865,688
Investment Expense:
Mortality and Expense Risk and Administrative Charges	685,075	924,878	76,408	1,903,010

Net Investment Income (Loss)	(268,516)	(924,878)	387,324	(37,322)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,293,147	-	5,469,082
Realized Gain (Loss) on Investments	(171,934)	1,574,221	(29,957)	4,659,691

Net Realized Capital Gains (Losses) on Investments	(171,934)	2,867,368	(29,957)	10,128,773
Net Change in Unrealized Appreciation (Depreciation)	8,415,437	25,260,094	(258,808)	20,042,991

Net Gain (Loss) on Investment	8,243,503	28,127,462	(288,765)	30,171,764

Net Increase (Decrease) in Net Assets Resulting from Operations	7,974,987	27,202,584	98,559	30,134,442

Increase (Decrease) in Net Assets from Contract Transactions	(5,811,587)	(9,036,579)	(878,369)	(11,265,377)

Total Increase (Decrease) in Net Assets	2,163,400	18,166,005	(779,810)	18,869,065

Net Assets as of December 31, 2023:	$50,450,175	$75,065,037	$5,378,025	$148,477,308

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Total Return V.I. Class I Shares Subaccount	Davis Value Subaccount	Eaton Vance VT Floating-Rate Income Subaccount	Federated Hermes Kaufmann II Primary Shares Subaccount

Net Assets as of December 31, 2021:	$104,753,260	$66,061,750	$3,256,637	$32,168,775

Investment Income:
Reinvested Dividends	2,024,774	675,787	131,805	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,257,258	761,641	42,958	320,442

Net Investment Income (Loss)	767,516	(85,854)	88,847	(320,442)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,381	11,893,844	-	2,886,202
Realized Gain (Loss) on Investments	(1,594,700)	(1,618,483)	(54,430)	220,202

Net Realized Capital Gains (Losses) on Investments	(1,579,319)	10,275,361	(54,430)	3,106,404
Net Change in Unrealized Appreciation (Depreciation)	(14,446,643)	(23,902,525)	(171,293)	(12,556,929)

Net Gain (Loss) on Investment	(16,025,962)	(13,627,164)	(225,723)	(9,450,525)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,258,446)	(13,713,018)	(136,876)	(9,770,967)

Increase (Decrease) in Net Assets from Contract Transactions	(11,451,945)	(4,003,942)	(515,356)	(1,850,516)

Total Increase (Decrease) in Net Assets	(26,710,391)	(17,716,960)	(652,232)	(11,621,483)

Net Assets as of December 31, 2022:	$78,042,869	$48,344,790	$2,604,405	$20,547,292

Investment Income:
Reinvested Dividends	2,972,495	666,429	215,667	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,130,890	731,384	40,666	272,085

Net Investment Income (Loss)	1,841,605	(64,955)	175,001	(272,085)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,323,589	-	-
Realized Gain (Loss) on Investments	(1,763,299)	(4,357,081)	(32,706)	(732,342)

Net Realized Capital Gains (Losses) on Investments	(1,763,299)	966,508	(32,706)	(732,342)
Net Change in Unrealized Appreciation (Depreciation)	3,060,717	12,987,589	96,876	3,469,518

Net Gain (Loss) on Investment	1,297,418	13,954,097	64,170	2,737,176

Net Increase (Decrease) in Net Assets Resulting from Operations	3,139,023	13,889,142	239,171	2,465,091

Increase (Decrease) in Net Assets from Contract Transactions	(5,506,459)	(7,349,961)	(276,435)	(3,940,623)

Total Increase (Decrease) in Net Assets	(2,367,436)	6,539,181	(37,264)	(1,475,532)

Net Assets as of December 31, 2023:	$75,675,433	$54,883,971	$2,567,141	$19,071,760

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Federated Hermes Managed Volatility II Primary Shares Subaccount	Franklin Templeton Foreign Class 2 Shares Subaccount	Franklin Templeton Growth Class 2 Shares Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount

Net Assets as of December 31, 2021:	$1,721,360	$1,357,120	$1,765,348	$22,987,749

Investment Income:
Reinvested Dividends	28,463	37,104	2,071	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,394	17,662	19,967	239,511

Net Investment Income (Loss)	7,069	19,442	(17,896)	(239,511)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	356,852	-	-	4,545,888
Realized Gain (Loss) on Investments	(21,003)	(33,371)	(119,092)	727,725

Net Realized Capital Gains (Losses) on Investments	335,849	(33,371)	(119,092)	5,273,613
Net Change in Unrealized Appreciation (Depreciation)	(600,376)	(107,884)	(60,683)	(12,246,338)

Net Gain (Loss) on Investment	(264,527)	(141,255)	(179,775)	(6,972,725)

Net Increase (Decrease) in Net Assets Resulting from Operations	(257,458)	(121,813)	(197,671)	(7,212,236)

Increase (Decrease) in Net Assets from Contract Transactions	(23,270)	(74,116)	(357,922)	(1,051,375)

Total Increase (Decrease) in Net Assets	(280,728)	(195,929)	(555,593)	(8,263,611)

Net Assets as of December 31, 2022:	$1,440,632	$1,161,191	$1,209,755	$14,724,138

Investment Income:
Reinvested Dividends	26,892	39,786	40,893	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,026	19,193	19,441	225,269

Net Investment Income (Loss)	7,866	20,593	21,452	(225,269)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	357,510
Realized Gain (Loss) on Investments	(87,200)	1,311	(60,710)	500,502

Net Realized Capital Gains (Losses) on Investments	(87,200)	1,311	(60,710)	858,012
Net Change in Unrealized Appreciation (Depreciation)	163,943	192,888	255,241	4,741,765

Net Gain (Loss) on Investment	76,743	194,199	194,531	5,599,777

Net Increase (Decrease) in Net Assets Resulting from Operations	84,609	214,792	215,983	5,374,508

Increase (Decrease) in Net Assets from Contract Transactions	(302,713)	(77,699)	(169,847)	(2,102,836)

Total Increase (Decrease) in Net Assets	(218,104)	137,093	46,136	3,271,672

Net Assets as of December 31, 2023:	$1,222,528	$1,298,284	$1,255,891	$17,995,810

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco V.I. American Value Series I Shares Subaccount	Invesco V.I. Comstock Series I Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount	Invesco V.I. EQV International Equity Series I Shares Subaccount

Net Assets as of December 31, 2021:	$226,473	$72,184,627	$46,606,038	$6,915,157

Investment Income:
Reinvested Dividends	1,566	1,037,040	336,984	96,810
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,120	943,220	505,461	89,269

Net Investment Income (Loss)	(1,554)	93,820	(168,477)	7,541

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	38,199	1,976,661	5,726,921	617,527
Realized Gain (Loss) on Investments	(222)	2,715,422	(142,756)	(50,799)

Net Realized Capital Gains (Losses) on Investments	37,977	4,692,083	5,584,165	566,728
Net Change in Unrealized Appreciation (Depreciation)	(45,078)	(4,983,934)	(15,145,476)	(1,916,073)

Net Gain (Loss) on Investment	(7,101)	(291,851)	(9,561,311)	(1,349,345)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,655)	(198,031)	(9,729,788)	(1,341,804)

Increase (Decrease) in Net Assets from Contract Transactions	(9,679)	(9,956,940)	(3,476,501)	(341,971)

Total Increase (Decrease) in Net Assets	(18,334)	(10,154,971)	(13,206,289)	(1,683,775)

Net Assets as of December 31, 2022:	$208,139	$62,029,656	$33,399,749	$5,231,382

Investment Income:
Reinvested Dividends	1,359	1,088,387	243,962	10,512
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,440	881,375	469,290	84,872

Net Investment Income (Loss)	(2,081)	207,012	(225,328)	(74,360)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	44,609	6,699,745	787,284	3,936
Realized Gain (Loss) on Investments	(7,015)	1,630,751	(1,316,682)	(45,495)

Net Realized Capital Gains (Losses) on Investments	37,594	8,330,496	(529,398)	(41,559)
Net Change in Unrealized Appreciation (Depreciation)	(6,503)	(2,382,206)	7,547,441	938,702

Net Gain (Loss) on Investment	31,091	5,948,290	7,018,043	897,143

Net Increase (Decrease) in Net Assets Resulting from Operations	29,010	6,155,302	6,792,715	822,783

Increase (Decrease) in Net Assets from Contract Transactions	(5,738)	(6,131,490)	(5,132,604)	(620,555)

Total Increase (Decrease) in Net Assets	23,272	23,812	1,660,111	202,228

Net Assets as of December 31, 2023:	$231,411	$62,053,468	$35,059,860	$5,433,610

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco V.I. Main Street Series II Shares Subaccount	Invesco V.I. Main Street Mid Cap Series I Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Forty Service Shares Subaccount

Net Assets as of December 31, 2021:	$724,642	$2,498,558	$311,936	$9,143,248

Investment Income:
Reinvested Dividends	5,553	6,591	699	2,666
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,286	31,210	3,591	89,094

Net Investment Income (Loss)	(1,733)	(24,619)	(2,892)	(86,428)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	192,981	393,760	45,430	933,047
Realized Gain (Loss) on Investments	21,329	(66,718)	(6,480)	375,870

Net Realized Capital Gains (Losses) on Investments	214,310	327,042	38,950	1,308,917
Net Change in Unrealized Appreciation (Depreciation)	(344,269)	(677,193)	(90,945)	(3,976,228)

Net Gain (Loss) on Investment	(129,959)	(350,151)	(51,995)	(2,667,311)

Net Increase (Decrease) in Net Assets Resulting from Operations	(131,692)	(374,770)	(54,887)	(2,753,739)

Increase (Decrease) in Net Assets from Contract Transactions	(113,062)	(365,617)	(33,767)	(1,774,523)

Total Increase (Decrease) in Net Assets	(244,754)	(740,387)	(88,654)	(4,528,262)

Net Assets as of December 31, 2022:	$479,888	$1,758,171	$223,282	$4,614,986

Investment Income:
Reinvested Dividends	2,545	5,007	161	6,198
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,927	28,540	3,291	83,005

Net Investment Income (Loss)	(5,382)	(23,533)	(3,130)	(76,807)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	36,342	-	18,027	-
Realized Gain (Loss) on Investments	(66,474)	(120,282)	(12,390)	(43,623)

Net Realized Capital Gains (Losses) on Investments	(30,132)	(120,282)	5,637	(43,623)
Net Change in Unrealized Appreciation (Depreciation)	134,395	354,011	26,599	1,770,235

Net Gain (Loss) on Investment	104,263	233,729	32,236	1,726,612

Net Increase (Decrease) in Net Assets Resulting from Operations	98,881	210,196	29,106	1,649,805

Increase (Decrease) in Net Assets from Contract Transactions	(32,820)	(163,868)	(67,705)	(703,194)

Total Increase (Decrease) in Net Assets	66,061	46,328	(38,599)	946,611

Net Assets as of December 31, 2023:	$545,949	$1,804,499	$184,683	$5,561,597

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	MFS® Growth Initial Class Subaccount	PIMCO CommodityRealReturn® Strategy Administrative Class Subaccount	PIMCO Low Duration Administrative Class Subaccount	PIMCO Real Return Administrative Class Subaccount

Net Assets as of December 31, 2021:	$105,910,022	$7,563,737	$44,550,973	$28,275,553

Investment Income:
Reinvested Dividends	-	1,529,558	610,996	1,659,364
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,045,151	108,956	597,836	369,956

Net Investment Income (Loss)	(1,045,151)	1,420,602	13,160	1,289,408

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,671,066	-	-	-
Realized Gain (Loss) on Investments	5,497,108	582,903	(685,354)	56,773

Net Realized Capital Gains (Losses) on Investments	14,168,174	582,903	(685,354)	56,773
Net Change in Unrealized Appreciation (Depreciation)	(46,334,016)	(1,153,069)	(2,385,544)	(4,824,092)

Net Gain (Loss) on Investment	(32,165,842)	(570,166)	(3,070,898)	(4,767,319)

Net Increase (Decrease) in Net Assets Resulting from Operations	(33,210,993)	850,436	(3,057,738)	(3,477,911)

Increase (Decrease) in Net Assets from Contract Transactions	(8,152,031)	(2,558,420)	(7,452,691)	(4,085,175)

Total Increase (Decrease) in Net Assets	(41,363,024)	(1,707,984)	(10,510,429)	(7,563,086)

Net Assets as of December 31, 2022:	$64,546,998	$5,855,753	$34,040,544	$20,712,467

Investment Income:
Reinvested Dividends	-	900,290	1,210,768	603,785
Investment Expense:
Mortality and Expense Risk and Administrative Charges	977,875	93,600	554,417	332,593

Net Investment Income (Loss)	(977,875)	806,690	656,351	271,192

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,566,568	-	-	-
Realized Gain (Loss) on Investments	3,238,976	(95,934)	(432,282)	(244,862)

Net Realized Capital Gains (Losses) on Investments	8,805,544	(95,934)	(432,282)	(244,862)
Net Change in Unrealized Appreciation (Depreciation)	12,959,706	(1,253,528)	830,243	340,157

Net Gain (Loss) on Investment	21,765,250	(1,349,462)	397,961	95,295

Net Increase (Decrease) in Net Assets Resulting from Operations	20,787,375	(542,772)	1,054,312	366,487

Increase (Decrease) in Net Assets from Contract Transactions	(7,655,923)	(49,442)	(2,598,082)	(1,526,181)

Total Increase (Decrease) in Net Assets	13,131,452	(592,214)	(1,543,770)	(1,159,694)

Net Assets as of December 31, 2023:	$77,678,450	$5,263,539	$32,496,774	$19,552,773

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	PIMCO Total Return Administrative Class Subaccount	Pioneer High Yield VCT Class II Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Conservative Service Class Subaccount

Net Assets as of December 31, 2021:	$154,677,223	$2,500,758	$45,723,357	$3,665,484

Investment Income:
Reinvested Dividends	3,351,693	98,021	702,704	42,183
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,871,838	30,879	596,618	43,350

Net Investment Income (Loss)	1,479,855	67,142	106,086	(1,167)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,327,286	432,363
Realized Gain (Loss) on Investments	(3,252,277)	(69,490)	(1,633,854)	(17,738)

Net Realized Capital Gains (Losses) on Investments	(3,252,277)	(69,490)	(306,568)	414,625
Net Change in Unrealized Appreciation (Depreciation)	(21,328,399)	(301,970)	(5,619,239)	(1,013,312)

Net Gain (Loss) on Investment	(24,580,676)	(371,460)	(5,925,807)	(598,687)

Net Increase (Decrease) in Net Assets Resulting from Operations	(23,100,821)	(304,318)	(5,819,721)	(599,854)

Increase (Decrease) in Net Assets from Contract Transactions	(15,781,344)	(435,372)	(6,011,242)	(4,973)

Total Increase (Decrease) in Net Assets	(38,882,165)	(739,690)	(11,830,963)	(604,827)

Net Assets as of December 31, 2022:	$115,795,058	$1,761,068	$33,892,394	$3,060,657

Investment Income:
Reinvested Dividends	3,997,249	91,785	639,926	53,130
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,656,564	27,616	546,917	46,893

Net Investment Income (Loss)	2,340,685	64,169	93,009	6,237

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(3,503,519)	(61,320)	(1,582,428)	(86,656)

Net Realized Capital Gains (Losses) on Investments	(3,503,519)	(61,320)	(1,582,428)	(86,656)
Net Change in Unrealized Appreciation (Depreciation)	5,862,280	147,480	2,918,844	365,099

Net Gain (Loss) on Investment	2,358,761	86,160	1,336,416	278,443

Net Increase (Decrease) in Net Assets Resulting from Operations	4,699,446	150,329	1,429,425	284,680

Increase (Decrease) in Net Assets from Contract Transactions	(9,243,952)	(190,103)	(807,805)	432,648

Total Increase (Decrease) in Net Assets	(4,544,506)	(39,774)	621,620	717,328

Net Assets as of December 31, 2023:	$111,250,552	$1,721,294	$34,514,014	$3,777,985

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Active Asset Allocation - Moderate Service Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Balanced Service Class Subaccount	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$3,646,489	$1,447,980	$560,453	$482,390

Investment Income:
Reinvested Dividends	40,979	15,519	8,076	4,788
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,803	16,122	8,271	5,239

Net Investment Income (Loss)	(824)	(603)	(195)	(451)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	381,660	53,213	52,117	39,507
Realized Gain (Loss) on Investments	(92,056)	3,836	(4,679)	(60,621)

Net Realized Capital Gains (Losses) on Investments	289,604	57,049	47,438	(21,114)
Net Change in Unrealized Appreciation (Depreciation)	(952,567)	(326,908)	(151,881)	(69,551)

Net Gain (Loss) on Investment	(662,963)	(269,859)	(104,443)	(90,665)

Net Increase (Decrease) in Net Assets Resulting from Operations	(663,787)	(270,462)	(104,638)	(91,116)

Increase (Decrease) in Net Assets from Contract Transactions	(256,582)	(71,582)	198,762	(204,005)

Total Increase (Decrease) in Net Assets	(920,369)	(342,044)	94,124	(295,121)

Net Assets as of December 31, 2022:	$2,726,120	$1,105,936	$654,577	$187,269

Investment Income:
Reinvested Dividends	42,862	19,209	11,959	2,614
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,470	17,707	10,893	2,684

Net Investment Income (Loss)	4,392	1,502	1,066	(70)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(57,813)	(9,742)	(13,520)	(1,564)

Net Realized Capital Gains (Losses) on Investments	(57,813)	(9,742)	(13,520)	(1,564)
Net Change in Unrealized Appreciation (Depreciation)	377,062	202,886	98,293	30,723

Net Gain (Loss) on Investment	319,249	193,144	84,773	29,159

Net Increase (Decrease) in Net Assets Resulting from Operations	323,641	194,646	85,839	29,089

Increase (Decrease) in Net Assets from Contract Transactions	(20,793)	91,908	147,292	(5,294)

Total Increase (Decrease) in Net Assets	302,848	286,554	233,131	23,795

Net Assets as of December 31, 2023:	$3,028,968	$1,392,490	$887,708	$211,064

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA BlackRock iShares Edge 40 Service Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Conservative ETF Service Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Service Class Subaccount

Net Assets as of December 31, 2021:	$290,109	$5,154,311	$3,801,538	$3,108,267

Investment Income:
Reinvested Dividends	3,799	71,034	53,209	37,850
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,625	62,247	44,750	36,463

Net Investment Income (Loss)	174	8,787	8,459	1,387

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,920	118,443	49,703	158,994
Realized Gain (Loss) on Investments	(2,609)	(22,044)	(53,780)	(4,527)

Net Realized Capital Gains (Losses) on Investments	7,311	96,399	(4,077)	154,467
Net Change in Unrealized Appreciation (Depreciation)	(51,635)	(931,848)	(483,582)	(640,095)

Net Gain (Loss) on Investment	(44,324)	(835,449)	(487,659)	(485,628)

Net Increase (Decrease) in Net Assets Resulting from Operations	(44,150)	(826,662)	(479,200)	(484,241)

Increase (Decrease) in Net Assets from Contract Transactions	(25,865)	(61,595)	7,681	92,753

Total Increase (Decrease) in Net Assets	(70,015)	(888,257)	(471,519)	(391,488)

Net Assets as of December 31, 2022:	$220,094	$4,266,054	$3,330,019	$2,716,779

Investment Income:
Reinvested Dividends	3,804	63,939	63,155	44,873
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,171	58,792	46,729	40,719

Net Investment Income (Loss)	633	5,147	16,426	4,154

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,969	295,447	169,066	82,116
Realized Gain (Loss) on Investments	(10,220)	(30,599)	(57,872)	(20,659)

Net Realized Capital Gains (Losses) on Investments	(7,251)	264,848	111,194	61,457
Net Change in Unrealized Appreciation (Depreciation)	20,448	220,268	173,472	375,906

Net Gain (Loss) on Investment	13,197	485,116	284,666	437,363

Net Increase (Decrease) in Net Assets Resulting from Operations	13,830	490,263	301,092	441,517

Increase (Decrease) in Net Assets from Contract Transactions	(47,499)	(164,994)	32,081	(69,717)

Total Increase (Decrease) in Net Assets	(33,669)	325,269	333,173	371,800

Net Assets as of December 31, 2023:	$186,425	$4,591,323	$3,663,192	$3,088,579

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA International Focus Initial Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount

Net Assets as of December 31, 2021:	$25,335,072	$2,712,645	$20,602,914	$1,317,798

Investment Income:
Reinvested Dividends	589,550	19,330	-	6,710
Investment Expense:
Mortality and Expense Risk and Administrative Charges	267,993	35,493	266,221	14,773

Net Investment Income (Loss)	321,557	(16,163)	(266,221)	(8,063)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,032,374	274,479	2,763,473	118,330
Realized Gain (Loss) on Investments	(142,968)	637	739,089	14,962

Net Realized Capital Gains (Losses) on Investments	889,406	275,116	3,502,562	133,292
Net Change in Unrealized Appreciation (Depreciation)	(6,491,432)	(748,918)	(6,920,731)	(368,638)

Net Gain (Loss) on Investment	(5,602,026)	(473,802)	(3,418,169)	(235,346)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,280,469)	(489,965)	(3,684,390)	(243,409)

Increase (Decrease) in Net Assets from Contract Transactions	(1,419,969)	(119,982)	(1,729,572)	(127,741)

Total Increase (Decrease) in Net Assets	(6,700,438)	(609,947)	(5,413,962)	(371,150)

Net Assets as of December 31, 2022:	$18,634,634	$2,102,698	$15,188,952	$946,648

Investment Income:
Reinvested Dividends	351,328	27,783	-	8,425
Investment Expense:
Mortality and Expense Risk and Administrative Charges	243,595	38,109	248,069	15,299

Net Investment Income (Loss)	107,733	(10,326)	(248,069)	(6,874)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	71,519	2,764,786	48,469
Realized Gain (Loss) on Investments	(438,525)	(2,534)	365,050	2,326

Net Realized Capital Gains (Losses) on Investments	(438,525)	68,985	3,129,836	50,795
Net Change in Unrealized Appreciation (Depreciation)	2,213,664	238,158	(754,544)	192,467

Net Gain (Loss) on Investment	1,775,139	307,143	2,375,292	243,262

Net Increase (Decrease) in Net Assets Resulting from Operations	1,882,872	296,817	2,127,223	236,388

Increase (Decrease) in Net Assets from Contract Transactions	(2,899,385)	174,373	(2,105,958)	(68,143)

Total Increase (Decrease) in Net Assets	(1,016,513)	471,190	21,265	168,245

Net Assets as of December 31, 2023:	$17,618,121	$2,573,888	$15,210,217	$1,114,893

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Market Participation Strategy Service Class Subaccount	TA Morgan Stanley Global Allocation Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA PIMCO Tactical - Balanced Service Class Subaccount

Net Assets as of December 31, 2021:	$967,710	$212,600	$439,996	$1,363,108

Investment Income:
Reinvested Dividends	306	178	4,318	6,467
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,847	2,880	6,749	15,555

Net Investment Income (Loss)	(11,541)	(2,702)	(2,431)	(9,088)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	219,500	32,927	56,908	108,618
Realized Gain (Loss) on Investments	(3,547)	(8,217)	3,976	(25,641)

Net Realized Capital Gains (Losses) on Investments	215,953	24,710	60,884	82,977
Net Change in Unrealized Appreciation (Depreciation)	(365,234)	(64,960)	(146,970)	(355,528)

Net Gain (Loss) on Investment	(149,281)	(40,250)	(86,086)	(272,551)

Net Increase (Decrease) in Net Assets Resulting from Operations	(160,822)	(42,952)	(88,517)	(281,639)

Increase (Decrease) in Net Assets from Contract Transactions	36,887	(4,855)	77,399	(51,071)

Total Increase (Decrease) in Net Assets	(123,935)	(47,807)	(11,118)	(332,710)

Net Assets as of December 31, 2022:	$843,775	$164,793	$428,878	$1,030,398

Investment Income:
Reinvested Dividends	3,718	-	8,533	11,902
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,101	2,565	8,828	14,806

Net Investment Income (Loss)	(8,383)	(2,565)	(295)	(2,904)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,922	21,825	-
Realized Gain (Loss) on Investments	(6,076)	(2,315)	(5,311)	(23,266)

Net Realized Capital Gains (Losses) on Investments	(6,076)	3,607	16,514	(23,266)
Net Change in Unrealized Appreciation (Depreciation)	101,772	17,779	71,167	123,578

Net Gain (Loss) on Investment	95,696	21,386	87,681	100,312

Net Increase (Decrease) in Net Assets Resulting from Operations	87,313	18,821	87,386	97,408

Increase (Decrease) in Net Assets from Contract Transactions	35,909	(11,675)	171,808	58,200

Total Increase (Decrease) in Net Assets	123,222	7,146	259,194	155,608

Net Assets as of December 31, 2023:	$966,997	$171,939	$688,072	$1,186,006

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA PIMCO Tactical - Conservative Service Class Subaccount	TA PIMCO Tactical - Growth Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount

Net Assets as of December 31, 2021:	$1,356,437	$480,551	$32,818,948	$11,666,579

Investment Income:
Reinvested Dividends	11,978	-	90,854	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,312	5,479	435,948	146,336

Net Investment Income (Loss)	(3,334)	(5,479)	(345,094)	(146,336)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	65,816	53,339	4,286,318	3,177,449
Realized Gain (Loss) on Investments	(19,941)	(2,098)	532,150	(252,098)

Net Realized Capital Gains (Losses) on Investments	45,875	51,241	4,818,468	2,925,351
Net Change in Unrealized Appreciation (Depreciation)	(287,780)	(136,946)	(7,476,308)	(5,655,754)

Net Gain (Loss) on Investment	(241,905)	(85,705)	(2,657,840)	(2,730,403)

Net Increase (Decrease) in Net Assets Resulting from Operations	(245,239)	(91,184)	(3,002,934)	(2,876,739)

Increase (Decrease) in Net Assets from Contract Transactions	(18,971)	(13,989)	(5,377,703)	(104,714)

Total Increase (Decrease) in Net Assets	(264,210)	(105,173)	(8,380,637)	(2,981,453)

Net Assets as of December 31, 2022:	$1,092,227	$375,378	$24,438,311	$8,685,126

Investment Income:
Reinvested Dividends	12,443	3,693	197,338	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,371	5,445	396,947	138,635

Net Investment Income (Loss)	(1,928)	(1,752)	(199,609)	(138,635)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,412,731	349,489
Realized Gain (Loss) on Investments	(169,019)	(1,402)	(258,592)	(620,511)

Net Realized Capital Gains (Losses) on Investments	(169,019)	(1,402)	2,154,139	(271,022)
Net Change in Unrealized Appreciation (Depreciation)	230,737	50,999	412,163	1,975,433

Net Gain (Loss) on Investment	61,718	49,597	2,566,302	1,704,411

Net Increase (Decrease) in Net Assets Resulting from Operations	59,790	47,845	2,366,693	1,565,776

Increase (Decrease) in Net Assets from Contract Transactions	(136,282)	19,640	(2,354,361)	(1,121,229)

Total Increase (Decrease) in Net Assets	(76,492)	67,485	12,332	444,547

Net Assets as of December 31, 2023:	$1,015,735	$442,863	$24,450,643	$9,129,673

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Initial Class Subaccount(1)	TA WMC US Growth Service Class Subaccount	Wanger Acorn Subaccount

Net Assets as of December 31, 2021:	$2,792,334	$-	$42,407,452	$13,008,027

Investment Income:
Reinvested Dividends	69,983	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,939	-	498,304	149,502

Net Investment Income (Loss)	37,044	-	(498,304)	(149,502)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	90,536	-	6,312,827	3,205,541
Realized Gain (Loss) on Investments	2,788	-	883,891	(1,628,476)

Net Realized Capital Gains (Losses) on Investments	93,324	-	7,196,718	1,577,065
Net Change in Unrealized Appreciation (Depreciation)	(553,811)	-	(20,521,376)	(5,792,200)

Net Gain (Loss) on Investment	(460,487)	-	(13,324,658)	(4,215,135)

Net Increase (Decrease) in Net Assets Resulting from Operations	(423,443)	-	(13,822,962)	(4,364,637)

Increase (Decrease) in Net Assets from Contract Transactions	(259,400)	-	2,275,969	(286,367)

Total Increase (Decrease) in Net Assets	(682,843)	-	(11,546,993)	(4,651,004)

Net Assets as of December 31, 2022:	$2,109,491	$-	$30,860,459	$8,357,023

Investment Income:
Reinvested Dividends	16,885	349	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,176	8,999	493,984	139,881

Net Investment Income (Loss)	(14,291)	(8,650)	(493,984)	(139,881)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	24,595	898,534	-
Realized Gain (Loss) on Investments	(5,225)	7,676	544,579	(970,753)

Net Realized Capital Gains (Losses) on Investments	(5,225)	32,271	1,443,113	(970,753)
Net Change in Unrealized Appreciation (Depreciation)	283,520	155,973	9,907,731	2,674,278

Net Gain (Loss) on Investment	278,295	188,244	11,350,844	1,703,525

Net Increase (Decrease) in Net Assets Resulting from Operations	264,004	179,594	10,856,860	1,563,644

Increase (Decrease) in Net Assets from Contract Transactions	(276,734)	783,376	(8,687,200)	(1,153,576)

Total Increase (Decrease) in Net Assets	(12,730)	962,970	2,169,660	410,068

Net Assets as of December 31, 2023:	$2,096,761	$962,970	$33,030,119	$8,767,091

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

Wanger International Subaccount

Net Assets as of December 31, 2021:	$25,662,658

Investment Income:
Reinvested Dividends	179,630
Investment Expense:
Mortality and Expense Risk and Administrative Charges	314,463

Net Investment Income (Loss)	(134,833)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,552,775
Realized Gain (Loss) on Investments	(1,759,457)

Net Realized Capital Gains (Losses) on Investments	1,793,318
Net Change in Unrealized Appreciation (Depreciation)	(10,776,716)

Net Gain (Loss) on Investment	(8,983,398)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,118,231)

Increase (Decrease) in Net Assets from Contract Transactions	2,083,633

Total Increase (Decrease) in Net Assets	(7,034,598)

Net Assets as of December 31, 2022:	$18,628,060

Investment Income:
Reinvested Dividends	60,113
Investment Expense:
Mortality and Expense Risk and Administrative Charges	306,601

Net Investment Income (Loss)	(246,488)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-
Realized Gain (Loss) on Investments	(934,797)

Net Realized Capital Gains (Losses) on Investments	(934,797)
Net Change in Unrealized Appreciation (Depreciation)	3,959,001

Net Gain (Loss) on Investment	3,024,204

Net Increase (Decrease) in Net Assets Resulting from Operations	2,777,716

Increase (Decrease) in Net Assets from Contract Transactions	(1,532,899)

Total Increase (Decrease) in Net Assets	1,244,817

Net Assets as of December 31, 2023:	$19,872,877

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

1. Organization

Merrill Lynch Life Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity®, Merrill Lynch Retirement Plus®, Merrill Lynch Retirement Power®, and Merrill Lynch Retirement Optimizer.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Sustainable Global Thematic Growth Class A Shares	AB Sustainable Global Thematic Growth Portfolio Class A Shares
American Century Variable Series Funds, Inc.	American Century Variable Series Funds, Inc.
American Century VP Ultra® Class I Shares	American Century VP Ultra® Fund Class I Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Capital Appreciation V.I. Class I Shares	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Value Series I Shares	Invesco V.I. American Value Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. EQV International Equity Series I Shares	Invesco V.I. EQV International Equity Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund Series II Shares
Invesco V.I. Main Street Mid Cap Series I Shares	Invesco V.I. Main Street Mid Cap Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Administrative Portfolio Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Portfolio Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA WMC US Growth Initial Class	April 28, 2023
Invesco V.I. American Value Series I Shares	April 30, 2021

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
AB Discovery Value Class A Shares	AB Small/Mid Cap Value Class A Shares
AB Relative Value Class A Shares	AB Growth and Income Class A Shares

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA WMC US Growth Initial Class	TA Morgan Stanley Capital Growth Initial Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Discovery Value Class A Shares	$359,640	$361,280

AB International Value Class A Shares	86,475	251,766

AB Large Cap Growth Class A Shares	7,391,414	14,619,023

AB Relative Value Class A Shares	1,313,192	1,822,458

AB Sustainable Global Thematic Growth Class A Shares	623,050	1,229,594

American Century VP Ultra® Class I Shares	1,977,221	1,464,255

American Funds - Asset Allocation Class 2 Shares	825,294	1,119,069

American Funds - Growth Class 2 Shares	2,650,660	5,544,296

American Funds - Growth-Income Class 2 Shares	1,220,407	2,089,326

American Funds - International Class 2 Shares	2,465,383	7,539,007

American Funds - The Bond Fund of America Class 2 Shares	1,092,890	995,481

BlackRock Advantage Large Cap Core V.I. Class I Shares	2,631,793	21,814,177

BlackRock Advantage Large Cap Value V.I. Class I Shares	4,319,212	8,664,747

BlackRock Advantage SMID Cap V.I. Class I Shares	2,126,669	13,594,084

BlackRock Basic Value V.I. Class I Shares	10,768,737	25,793,546

BlackRock Capital Appreciation V.I. Class I Shares	10,049,071	22,630,538

BlackRock Equity Dividend V.I. Class I Shares	750,349	1,198,693

BlackRock Global Allocation V.I. Class I Shares	7,900,022	36,607,235

BlackRock Government Money Market V.I. Class I Shares	52,248,550	25,881,602

BlackRock High Yield V.I. Class I Shares	4,536,867	9,572,937

BlackRock International V.I. Class I Shares	3,206,679	9,286,786

BlackRock Large Cap Focus Growth V.I. Class I Shares	3,851,034	12,519,347

BlackRock Managed Volatility V.I. Class I Shares	684,951	1,175,996

BlackRock S&P 500 Index V.I. Class I Shares	13,388,192	19,221,791

BlackRock Total Return V.I. Class I Shares	7,992,695	11,659,555

Davis Value	6,902,437	8,993,766

Eaton Vance VT Floating-Rate Income	354,828	456,102

Federated Hermes Kaufmann II Primary Shares	543,976	4,756,681

Federated Hermes Managed Volatility II Primary Shares	64,479	359,327

Franklin Templeton Foreign Class 2 Shares	48,260	105,366

Franklin Templeton Growth Class 2 Shares	46,557	194,952

Invesco V.I. American Franchise Series I Shares	713,653	2,684,253

Invesco V.I. American Value Series I Shares	64,124	27,334

Invesco V.I. Comstock Series I Shares	11,642,843	10,867,562

Invesco V.I. Core Equity Series I Shares	1,548,486	6,119,124

Invesco V.I. EQV International Equity Series I Shares	292,853	983,838

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

Invesco V.I. Main Street Series II Shares	$124,135	$125,995

Invesco V.I. Main Street Mid Cap Series I Shares	131,932	319,332

Janus Henderson - Enterprise Service Shares	62,730	115,529

Janus Henderson - Forty Service Shares	314,341	1,094,342

MFS® Growth Initial Class	7,174,390	10,241,620

PIMCO CommodityRealReturn® Strategy Administrative Class	1,739,668	982,430

PIMCO Low Duration Administrative Class	4,086,113	6,027,973

PIMCO Real Return Administrative Class	2,116,154	3,371,079

PIMCO Total Return Administrative Class	9,878,757	16,782,377

Pioneer High Yield VCT Class II Shares	219,316	344,822

TA Aegon Sustainable Equity Income Service Class	4,059,112	4,773,896

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	786,193	347,306

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	192,535	208,935

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	248,634	155,223

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	209,007	60,649

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	2,614	7,978

TA BlackRock iShares Edge 40 Service Class	25,202	69,100

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	566,231	430,630

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	557,948	340,377

TA Goldman Sachs Managed Risk - Growth ETF Service Class	337,026	320,475

TA International Focus Initial Class	679,996	3,471,646

TA Janus Balanced Service Class	418,954	183,385

TA Janus Mid-Cap Growth Service Class	3,228,798	2,818,033

TA JPMorgan Enhanced Index Initial Class	56,894	83,444

TA Market Participation Strategy Service Class	42,821	15,248

TA Morgan Stanley Global Allocation Service Class	5,922	14,241

TA Multi-Managed Balanced Service Class	233,316	39,979

TA PIMCO Tactical - Balanced Service Class	126,994	71,700

TA PIMCO Tactical - Conservative Service Class	492,042	630,251

TA PIMCO Tactical - Growth Service Class	23,340	5,453

TA Small/Mid Cap Value Service Class	3,911,156	4,052,399

TA T. Rowe Price Small Cap Initial Class	760,136	1,670,509

TA TS&W International Equity Service Class	94,288	385,312

TA WMC US Growth Initial Class	889,774	90,453

TA WMC US Growth Service Class	1,555,723	9,838,368

Wanger Acorn	257,747	1,551,208

Wanger International	1,605,035	3,384,430

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Discovery Value Class A Shares	4,149	(9,505)	(5,356)	5,713	(46,439)	(40,726)

AB International Value Class A Shares	10,667	(32,673)	(22,006)	18,152	(84,100)	(65,948)

AB Large Cap Growth Class A Shares	21,956	(189,705)	(167,749)	22,462	(155,848)	(133,386)

AB Relative Value Class A Shares	20,810	(49,958)	(29,148)	8,123	(26,491)	(18,368)

AB Sustainable Global Thematic Growth Class A Shares	15,893	(66,843)	(50,950)	4,727	(58,553)	(53,826)

American Century VP Ultra® Class I Shares	30,473	(28,733)	1,740	2,819	(15,414)	(12,595)

American Funds - Asset Allocation Class 2 Shares	5,520	(33,969)	(28,449)	16,572	(49,503)	(32,931)

American Funds - Growth Class 2 Shares	15,582	(94,703)	(79,121)	67,708	(88,899)	(21,191)

American Funds - Growth-Income Class 2 Shares	5,144	(51,530)	(46,386)	55,464	(120,933)	(65,469)

American Funds - International Class 2 Shares	95,070	(327,314)	(232,244)	269,993	(427,616)	(157,623)

American Funds - The Bond Fund of America Class 2 Shares	74,507	(76,387)	(1,880)	44,956	(98,640)	(53,684)

BlackRock Advantage Large Cap Core V.I. Class I Shares	17,867	(210,795)	(192,928)	63,714	(218,590)	(154,876)

BlackRock Advantage Large Cap Value V.I. Class I Shares	43,260	(221,303)	(178,043)	82,638	(304,514)	(221,876)

BlackRock Advantage SMID Cap V.I. Class I Shares	15,620	(126,531)	(110,911)	47,242	(147,005)	(99,763)

BlackRock Basic Value V.I. Class I Shares	55,356	(360,344)	(304,988)	102,225	(388,821)	(286,596)

BlackRock Capital Appreciation V.I. Class I Shares	120,655	(606,187)	(485,532)	334,151	(524,717)	(190,566)

BlackRock Equity Dividend V.I. Class I Shares	2,613	(13,377)	(10,764)	3,007	(12,576)	(9,569)

BlackRock Global Allocation V.I. Class I Shares	83,686	(803,194)	(719,508)	158,512	(847,113)	(688,601)

BlackRock Government Money Market V.I. Class I Shares	3,867,900	(1,955,708)	1,912,192	1,123,831	(1,656,661)	(532,830)

BlackRock High Yield V.I. Class I Shares	41,500	(253,611)	(212,111)	54,136	(311,133)	(256,997)

BlackRock International V.I. Class I Shares	121,007	(369,015)	(248,008)	128,991	(298,102)	(169,111)

BlackRock Large Cap Focus Growth V.I. Class I Shares	66,484	(294,747)	(228,263)	55,090	(295,103)	(240,013)

BlackRock Managed Volatility V.I. Class I Shares	8,008	(39,103)	(31,095)	2,473	(38,632)	(36,159)

BlackRock S&P 500 Index V.I. Class I Shares	129,484	(347,756)	(218,272)	94,669	(335,056)	(240,387)

BlackRock Total Return V.I. Class I Shares	315,947	(614,580)	(298,633)	295,984	(956,602)	(660,618)

Davis Value	34,672	(295,641)	(260,969)	81,792	(230,439)	(148,647)

Eaton Vance VT Floating-Rate Income	9,790	(28,222)	(18,432)	12,744	(49,654)	(36,910)

Federated Hermes Kaufmann II Primary Shares	15,686	(126,947)	(111,261)	33,478	(81,382)	(47,904)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Federated Hermes Managed Volatility II Primary Shares	3,435	(31,254)	(27,819)	10,885	(13,035)	(2,150)

Franklin Templeton Foreign Class 2 Shares	530	(5,293)	(4,763)	4,162	(9,168)	(5,006)

Franklin Templeton Growth Class 2 Shares	353	(10,183)	(9,830)	3,550	(24,563)	(21,013)

Invesco V.I. American Franchise Series I Shares	14,521	(92,119)	(77,598)	17,906	(55,589)	(37,683)

Invesco V.I. American Value Series I Shares	1,989	(2,451)	(462)	1,620	(2,510)	(890)

Invesco V.I. Comstock Series I Shares	117,304	(297,535)	(180,231)	83,056	(388,811)	(305,755)

Invesco V.I. Core Equity Series I Shares	20,665	(212,605)	(191,940)	22,707	(153,454)	(130,747)

Invesco V.I. EQV International Equity Series I Shares	17,713	(55,213)	(37,500)	16,529	(38,747)	(22,218)

Invesco V.I. Main Street Series II Shares	2,535	(3,453)	(918)	2,013	(4,930)	(2,917)

Invesco V.I. Main Street Mid Cap Series I Shares	4,862	(10,859)	(5,997)	2,175	(15,874)	(13,699)

Janus Henderson - Enterprise Service Shares	1,079	(2,716)	(1,637)	260	(1,193)	(933)

Janus Henderson - Forty Service Shares	6,989	(22,935)	(15,946)	17,457	(56,003)	(38,546)

MFS® Growth Initial Class	34,844	(178,537)	(143,693)	57,109	(168,163)	(111,054)

PIMCO CommodityRealReturn® Strategy Administrative Class	105,422	(111,073)	(5,651)	60,780	(317,729)	(256,949)

PIMCO Low Duration Administrative Class	260,527	(492,711)	(232,184)	346,995	(1,003,827)	(656,832)

PIMCO Real Return Administrative Class	108,513	(218,893)	(110,380)	130,579	(401,652)	(271,073)

PIMCO Total Return Administrative Class	385,869	(969,681)	(583,812)	418,384	(1,368,240)	(949,856)

Pioneer High Yield VCT Class II Shares	7,315	(17,931)	(10,616)	5,038	(29,402)	(24,364)

TA Aegon Sustainable Equity Income Service Class	249,789	(306,342)	(56,553)	141,987	(553,539)	(411,552)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	62,617	(25,657)	36,960	13,400	(13,652)	(252)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	12,764	(14,343)	(1,579)	3,378	(25,662)	(22,284)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	20,050	(11,606)	8,444	4,115	(9,599)	(5,484)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	16,520	(4,022)	12,498	17,654	(1,215)	16,439

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	-	(393)	(393)	-	(16,836)	(16,836)

TA BlackRock iShares Edge 40 Service Class	1,563	(5,565)	(4,002)	444	(2,542)	(2,098)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	15,159	(27,112)	(11,953)	48,496	(55,731)	(7,235)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	26,404	(24,112)	2,292	40,077	(38,140)	1,937

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	13,380	(17,173)	(3,793)	10,035	(3,646)	6,389

TA International Focus Initial Class	30,250	(279,035)	(248,785)	29,249	(150,735)	(121,486)

TA Janus Balanced Service Class	22,494	(10,085)	12,409	2,009	(10,789)	(8,780)

TA Janus Mid-Cap Growth Service Class	19,027	(101,842)	(82,815)	44,064	(114,299)	(70,235)

TA JPMorgan Enhanced Index Initial Class	-	(3,780)	(3,780)	3,585	(10,744)	(7,159)

TA Market Participation Strategy Service Class	2,409	(239)	2,170	2,423	(234)	2,189

TA Morgan Stanley Global Allocation Service Class	-	(975)	(975)	2,870	(3,508)	(638)

TA Multi-Managed Balanced Service Class	14,439	(2,205)	12,234	9,502	(4,485)	5,017

TA PIMCO Tactical - Balanced Service Class	8,832	(4,351)	4,481	979	(4,996)	(4,017)

TA PIMCO Tactical - Conservative Service Class	38,421	(49,197)	(10,776)	6,169	(7,362)	(1,193)

TA PIMCO Tactical - Growth Service Class	1,360	(1)	1,359	-	(971)	(971)

TA Small/Mid Cap Value Service Class	48,870	(133,866)	(84,996)	39,501	(230,344)	(190,843)

TA T. Rowe Price Small Cap Initial Class	28,408	(104,906)	(76,498)	130,956	(147,923)	(16,967)

TA TS&W International Equity Service Class	7,195	(32,493)	(25,298)	11,534	(34,623)	(23,089)

TA WMC US Growth Initial Class	28,004	(2,435)	25,569	-	-	-

TA WMC US Growth Service Class	20,829	(289,928)	(269,099)	249,918	(166,100)	83,818

Wanger Acorn	8,240	(43,198)	(34,958)	69,468	(75,508)	(6,040)

Wanger International	108,133	(204,807)	(96,674)	401,025	(264,352)	136,673

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Discovery Value Class A Shares	$135,487	$(326,041)	$(190,554)	$186,635	$(1,660,871)	$(1,474,236)

AB International Value Class A Shares	78,402	(233,804)	(155,402)	121,871	(570,115)	(448,244)

AB Large Cap Growth Class A Shares	1,624,972	(13,493,036)	(11,868,064)	1,401,462	(10,764,736)	(9,363,274)

AB Relative Value Class A Shares	720,317	(1,725,091)	(1,004,774)	269,441	(893,210)	(623,769)

AB Sustainable Global Thematic Growth Class A Shares	274,093	(1,154,629)	(880,536)	83,889	(1,005,201)	(921,312)

American Century VP Ultra® Class I Shares	1,367,623	(1,355,895)	11,728	125,035	(743,151)	(618,116)

American Funds - Asset Allocation Class 2 Shares	153,553	(937,222)	(783,669)	449,230	(1,351,099)	(901,869)

American Funds - Growth Class 2 Shares	812,587	(5,019,362)	(4,206,775)	3,211,737	(4,325,774)	(1,114,037)

American Funds - Growth-Income Class 2 Shares	175,257	(1,818,655)	(1,643,398)	1,767,213	(3,998,296)	(2,231,083)

American Funds - International Class 2 Shares	1,925,236	(6,770,766)	(4,845,530)	5,253,541	(8,493,636)	(3,240,095)

American Funds - The Bond Fund of America Class 2 Shares	898,898	(905,161)	(6,263)	553,817	(1,222,716)	(668,899)

BlackRock Advantage Large Cap Core V.I. Class I Shares	1,706,346	(20,225,872)	(18,519,526)	4,137,910	(18,991,454)	(14,853,544)

BlackRock Advantage Large Cap Value V.I. Class I Shares	1,464,420	(7,985,241)	(6,520,821)	2,822,919	(10,272,105)	(7,449,186)

BlackRock Advantage SMID Cap V.I. Class I Shares	1,365,533	(12,443,206)	(11,077,673)	2,678,145	(12,157,490)	(9,479,345)

BlackRock Basic Value V.I. Class I Shares	2,591,361	(23,857,518)	(21,266,157)	5,891,979	(21,258,242)	(15,366,263)

BlackRock Capital Appreciation V.I. Class I Shares	4,543,106	(21,257,830)	(16,714,724)	11,309,756	(17,611,957)	(6,302,201)

BlackRock Equity Dividend V.I. Class I Shares	218,081	(1,095,538)	(877,457)	239,539	(993,250)	(753,711)

BlackRock Global Allocation V.I. Class I Shares	2,754,613	(33,345,918)	(30,591,305)	5,930,988	(35,433,644)	(29,502,656)

BlackRock Government Money Market V.I. Class I Shares	47,686,038	(24,728,319)	22,957,719	13,658,175	(19,339,690)	(5,681,515)

BlackRock High Yield V.I. Class I Shares	1,174,055	(8,887,298)	(7,713,243)	1,605,366	(9,771,516)	(8,166,150)

BlackRock International V.I. Class I Shares	2,848,211	(8,659,798)	(5,811,587)	2,547,378	(6,304,730)	(3,757,352)

BlackRock Large Cap Focus Growth V.I. Class I Shares	2,653,423	(11,690,002)	(9,036,579)	2,189,728	(11,293,984)	(9,104,256)

BlackRock Managed Volatility V.I. Class I Shares	223,940	(1,102,309)	(878,369)	65,970	(1,031,841)	(965,871)

BlackRock S&P 500 Index V.I. Class I Shares	6,341,343	(17,606,720)	(11,265,377)	4,483,946	(17,217,453)	(12,733,507)

BlackRock Total Return V.I. Class I Shares	5,141,707	(10,648,166)	(5,506,459)	4,683,440	(16,135,385)	(11,451,945)

Davis Value	953,969	(8,303,930)	(7,349,961)	2,057,856	(6,061,798)	(4,003,942)

Eaton Vance VT Floating-Rate Income	142,171	(418,606)	(276,435)	179,194	(694,550)	(515,356)

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Federated Hermes Kaufmann II Primary Shares	$569,120	$(4,509,743)	$(3,940,623)	$1,243,578	$(3,094,094)	$(1,850,516)

Federated Hermes Managed Volatility II Primary Shares	37,956	(340,669)	(302,713)	123,836	(147,106)	(23,270)

Franklin Templeton Foreign Class 2 Shares	8,497	(86,196)	(77,699)	59,466	(133,582)	(74,116)

Franklin Templeton Growth Class 2 Shares	6,154	(176,001)	(169,847)	59,981	(417,903)	(357,922)

Invesco V.I. American Franchise Series I Shares	365,060	(2,467,896)	(2,102,836)	369,335	(1,420,710)	(1,051,375)

Invesco V.I. American Value Series I Shares	18,162	(23,900)	(5,738)	15,354	(25,033)	(9,679)

Invesco V.I. Comstock Series I Shares	3,912,947	(10,044,437)	(6,131,490)	2,706,374	(12,663,314)	(9,956,940)

Invesco V.I. Core Equity Series I Shares	547,783	(5,680,387)	(5,132,604)	602,310	(4,078,811)	(3,476,501)

Invesco V.I. EQV International Equity Series I Shares	283,101	(903,656)	(620,555)	257,904	(599,875)	(341,971)

Invesco V.I. Main Street Series II Shares	85,380	(118,200)	(32,820)	64,610	(177,672)	(113,062)

Invesco V.I. Main Street Mid Cap Series I Shares	129,132	(293,000)	(163,868)	56,445	(422,062)	(365,617)

Janus Henderson - Enterprise Service Shares	44,568	(112,273)	(67,705)	9,002	(42,769)	(33,767)

Janus Henderson - Forty Service Shares	309,795	(1,012,989)	(703,194)	696,600	(2,471,123)	(1,774,523)

MFS® Growth Initial Class	1,692,648	(9,348,571)	(7,655,923)	2,620,711	(10,772,742)	(8,152,031)

PIMCO CommodityRealReturn® Strategy Administrative Class	853,586	(903,028)	(49,442)	564,859	(3,123,279)	(2,558,420)

PIMCO Low Duration Administrative Class	2,912,578	(5,510,660)	(2,598,082)	3,921,758	(11,374,449)	(7,452,691)

PIMCO Real Return Administrative Class	1,540,148	(3,066,329)	(1,526,181)	1,874,577	(5,959,752)	(4,085,175)

PIMCO Total Return Administrative Class	6,110,908	(15,354,860)	(9,243,952)	6,769,020	(22,550,364)	(15,781,344)

Pioneer High Yield VCT Class II Shares	129,321	(319,424)	(190,103)	90,800	(526,172)	(435,372)

TA Aegon Sustainable Equity Income Service Class	3,447,212	(4,255,017)	(807,805)	1,870,836	(7,882,078)	(6,011,242)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	735,348	(302,700)	432,648	165,283	(170,256)	(4,973)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	150,390	(171,183)	(20,793)	38,000	(294,582)	(256,582)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	229,467	(137,559)	91,908	49,660	(121,242)	(71,582)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	197,155	(49,863)	147,292	213,318	(14,556)	198,762

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	$-	$(5,294)	$(5,294)	$-	$(204,005)	$(204,005)

TA BlackRock iShares Edge 40 Service Class	18,490	(65,989)	(47,499)	5,325	(31,190)	(25,865)

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	207,951	(372,945)	(164,994)	674,912	(736,507)	(61,595)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	326,619	(294,538)	32,081	471,800	(464,119)	7,681

TA Goldman Sachs Managed Risk - Growth ETF Service Class	210,468	(280,185)	(69,717)	148,081	(55,328)	92,753

TA International Focus Initial Class	356,306	(3,255,691)	(2,899,385)	330,898	(1,750,867)	(1,419,969)

TA Janus Balanced Service Class	320,230	(145,857)	174,373	29,342	(149,324)	(119,982)

TA Janus Mid-Cap Growth Service Class	477,428	(2,583,386)	(2,105,958)	1,033,298	(2,762,870)	(1,729,572)

TA JPMorgan Enhanced Index Initial Class	-	(68,143)	(68,143)	59,480	(187,221)	(127,741)

TA Market Participation Strategy Service Class	40,000	(4,091)	35,909	40,675	(3,788)	36,887

TA Morgan Stanley Global Allocation Service Class	-	(11,675)	(11,675)	34,545	(39,400)	(4,855)

TA Multi-Managed Balanced Service Class	203,016	(31,208)	171,808	142,235	(64,836)	77,399

TA PIMCO Tactical - Balanced Service Class	115,373	(57,173)	58,200	12,118	(63,189)	(51,071)

TA PIMCO Tactical - Conservative Service Class	480,004	(616,286)	(136,282)	77,000	(95,971)	(18,971)

TA PIMCO Tactical - Growth Service Class	19,661	(21)	19,640	-	(13,989)	(13,989)

TA Small/Mid Cap Value Service Class	1,322,919	(3,677,280)	(2,354,361)	1,040,836	(6,418,539)	(5,377,703)

TA T. Rowe Price Small Cap Initial Class	417,486	(1,538,715)	(1,121,229)	1,981,584	(2,086,298)	(104,714)

TA TS&W International Equity Service Class	79,718	(356,452)	(276,734)	112,791	(372,191)	(259,400)

TA WMC US Growth Initial Class	864,869	(81,493)	783,376	-	-	-

TA WMC US Growth Service Class	679,460	(9,366,660)	(8,687,200)	7,251,862	(4,975,893)	2,275,969

Wanger Acorn	266,711	(1,420,287)	(1,153,576)	2,236,327	(2,522,694)	(286,367)

Wanger International	1,563,028	(3,095,927)	(1,532,899)	5,957,764	(3,874,131)	2,083,633

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Discovery Value Class A Shares
12/31/2023	66,455	$39.66	to	$35.95	$2,508,196	1.09%	1.25%	to	1.90%	15.73%	to	14.98%
12/31/2022	71,811	34.27	to	31.27	2,351,549	0.99	1.25	to	1.90	(16.74)	to	(17.16)
12/31/2021	112,537	41.13	to	37.74	4,411,663	0.77	1.25	to	1.75	34.26	to	33.59
12/31/2020	143,330	30.64	to	28.25	4,189,526	1.09	1.25	to	1.75	2.09	to	1.58
12/31/2019	145,096	30.01	to	27.81	4,163,258	0.60	1.25	to	1.75	18.60	to	18.01
AB International Value Class A Shares
12/31/2023	147,610	7.91	to	7.25	1,111,642	0.79	1.25	to	1.90	13.72	to	12.99
12/31/2022	169,616	6.95	to	6.42	1,128,128	4.30	1.25	to	1.90	(14.75)	to	(15.17)
12/31/2021	235,564	8.15	to	7.57	1,840,598	1.99	1.25	to	1.75	9.70	to	9.16
12/31/2020	264,284	7.43	to	6.93	1,888,016	2.00	1.25	to	1.75	1.19	to	0.69
12/31/2019	260,497	7.34	to	6.89	1,844,679	0.93	1.25	to	1.75	15.68	to	15.11
AB Large Cap Growth Class A Shares
12/31/2023	1,185,681	86.81	to	30.59	94,171,637	-	1.35	to	1.59	33.32	to	33.00
12/31/2022	1,353,430	65.11	to	23.00	80,885,354	-	1.35	to	1.59	(29.47)	to	(29.64)
12/31/2021	1,486,816	92.31	to	32.68	126,355,527	-	1.35	to	1.59	27.24	to	26.94
12/31/2020	1,673,424	72.55	to	25.75	111,775,113	-	1.35	to	1.59	33.67	to	33.35
12/31/2019	1,904,569	54.27	to	19.31	94,630,116	-	1.35	to	1.59	32.89	to	32.57
AB Relative Value Class A Shares
12/31/2023	170,087	37.99	to	36.94	6,351,496	1.50	1.25	to	1.90	10.64	to	9.92
12/31/2022	199,235	34.34	to	33.60	6,747,082	1.42	1.25	to	1.90	(5.45)	to	(5.92)
12/31/2021	217,603	36.29	to	35.72	7,813,095	0.82	1.25	to	1.75	26.57	to	25.93
12/31/2020	239,421	28.67	to	28.36	6,813,530	1.60	1.25	to	1.75	1.44	to	0.94
12/31/2019	271,886	28.26	to	28.10	7,651,516	1.26	1.25	to	1.75	22.01	to	21.96
AB Sustainable Global Thematic Growth Class A Shares
12/31/2023	316,103	18.64	to	18.64	5,892,799	0.28	1.35	to	1.35	14.46	to	14.46
12/31/2022	367,053	16.29	to	16.29	5,978,240	-	1.35	to	1.35	(27.96)	to	(27.96)
12/31/2021	420,879	22.61	to	22.61	9,515,723	-	1.35	to	1.35	21.22	to	21.22
12/31/2020	449,856	18.65	to	18.65	8,390,267	0.66	1.35	to	1.35	37.54	to	37.54
12/31/2019	515,928	13.56	to	13.56	6,996,101	0.41	1.35	to	1.35	28.41	to	28.41
American Century VP Ultra® Class I Shares
12/31/2023	177,559	58.51	to	53.03	9,873,917	-	1.25	to	1.90	41.73	to	40.82
12/31/2022	175,819	41.28	to	37.66	6,922,930	-	1.25	to	1.90	(33.28)	to	(33.60)
12/31/2021	188,414	61.81	to	56.72	11,119,615	-	1.25	to	1.75	21.63	to	21.02
12/31/2020	213,384	50.82	to	46.86	10,363,013	-	1.25	to	1.75	47.99	to	47.26
12/31/2019	292,699	34.34	to	31.82	9,618,044	-	1.25	to	1.75	32.91	to	32.25
American Funds - Asset Allocation Class 2 Shares
12/31/2023	393,314	30.90	to	28.00	11,698,206	2.22	1.40	to	2.05	12.69	to	11.96
12/31/2022	421,763	27.42	to	25.01	11,171,321	1.85	1.40	to	2.05	(14.67)	to	(15.10)
12/31/2021	454,694	32.11	to	29.46	14,136,930	1.53	1.40	to	1.90	13.50	to	12.94
12/31/2020	474,273	28.29	to	26.09	13,019,743	1.67	1.40	to	1.90	10.89	to	10.34
12/31/2019	515,866	25.51	to	23.64	12,769,148	1.91	1.40	to	1.90	19.55	to	18.95
American Funds - Growth Class 2 Shares
12/31/2023	546,886	63.29	to	57.37	33,035,107	0.36	1.40	to	2.05	36.56	to	35.68
12/31/2022	626,007	46.35	to	42.28	27,801,046	0.31	1.40	to	2.05	(30.96)	to	(31.31)
12/31/2021	647,198	67.08	to	61.55	41,720,676	0.21	1.40	to	1.90	20.29	to	19.69
12/31/2020	793,251	55.76	to	51.42	42,595,252	0.32	1.40	to	1.90	49.97	to	49.22
12/31/2019	946,645	37.18	to	34.46	33,990,543	0.74	1.40	to	1.90	28.96	to	28.31

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Growth-Income Class 2 Shares
12/31/2023	420,813	$41.73	to	$37.82	$16,820,903	1.36%	1.40%	to	2.05%	24.39%	to	23.59%
12/31/2022	467,199	33.55	to	30.60	15,062,572	1.21	1.40	to	2.05	(17.72)	to	(18.13)
12/31/2021	532,668	40.74	to	37.38	20,898,435	1.09	1.40	to	1.90	22.37	to	21.76
12/31/2020	615,990	33.29	to	30.70	19,782,776	1.36	1.40	to	1.90	11.97	to	11.41
12/31/2019	668,146	29.73	to	27.55	19,182,658	1.62	1.40	to	1.90	24.38	to	23.76
American Funds - International Class 2 Shares
12/31/2023	2,144,821	22.88	to	20.74	46,711,097	1.29	1.40	to	2.05	14.24	to	13.50
12/31/2022	2,377,065	20.03	to	18.27	45,489,770	1.73	1.40	to	2.05	(21.95)	to	(22.34)
12/31/2021	2,534,688	25.64	to	23.53	62,296,514	2.34	1.40	to	1.90	(2.87)	to	(3.35)
12/31/2020	2,568,358	26.40	to	24.34	65,128,776	0.67	1.40	to	1.90	12.39	to	11.83
12/31/2019	2,819,685	23.49	to	21.77	63,789,592	1.43	1.40	to	1.90	21.17	to	20.57
American Funds - The Bond Fund of America Class 2 Shares
12/31/2023	506,937	12.78	to	11.59	6,211,749	3.45	1.40	to	2.05	3.56	to	2.89
12/31/2022	508,817	12.34	to	11.26	6,032,550	2.81	1.40	to	2.05	(13.86)	to	(14.29)
12/31/2021	562,501	14.32	to	13.14	7,758,778	1.38	1.40	to	1.90	(1.69)	to	(2.18)
12/31/2020	554,659	14.57	to	13.43	7,802,395	2.15	1.40	to	1.90	8.21	to	7.67
12/31/2019	509,185	13.46	to	12.47	6,638,143	2.53	1.40	to	1.90	7.84	to	7.30
BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2023	1,257,746	45.35	to	41.10	131,923,944	0.84	1.25	to	1.90	23.68	to	22.88
12/31/2022	1,450,674	36.67	to	33.45	123,592,493	0.93	1.25	to	1.90	(21.06)	to	(21.44)
12/31/2021	1,605,550	46.40	to	42.58	173,964,059	1.46	1.25	to	1.75	26.85	to	26.22
12/31/2020	1,800,578	36.58	to	33.73	153,513,397	1.14	1.25	to	1.75	18.31	to	17.72
12/31/2019	2,038,497	30.92	to	28.66	146,891,000	1.35	1.25	to	1.75	27.32	to	26.69
BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2023	1,426,638	34.25	to	31.04	55,919,232	1.54	1.25	to	1.90	12.29	to	11.57
12/31/2022	1,604,681	30.50	to	27.83	56,198,269	1.59	1.25	to	1.90	(9.39)	to	(9.82)
12/31/2021	1,826,557	33.63	to	30.86	70,150,197	1.56	1.25	to	1.75	24.95	to	24.33
12/31/2020	2,075,104	26.91	to	24.82	63,756,212	1.71	1.25	to	1.75	2.37	to	1.86
12/31/2019	2,256,584	26.29	to	24.36	68,025,682	1.99	1.25	to	1.75	23.34	to	22.73
BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2023	886,101	38.13	to	34.55	100,272,986	0.95	1.25	to	1.90	17.41	to	16.65
12/31/2022	997,012	32.47	to	29.62	96,062,599	0.89	1.25	to	1.90	(17.59)	to	(17.99)
12/31/2021	1,096,775	39.37	to	36.12	127,695,426	0.84	1.25	to	1.75	12.23	to	11.67
12/31/2020	1,224,188	35.08	to	32.34	127,316,216	1.15	1.25	to	1.75	18.47	to	17.88
12/31/2019	1,369,416	29.61	to	27.44	120,265,823	1.68	1.25	to	1.75	27.38	to	26.74
BlackRock Basic Value V.I. Class I Shares
12/31/2023	2,078,703	33.15	to	30.04	150,657,319	1.72	1.25	to	1.90	15.17	to	14.42
12/31/2022	2,383,691	28.78	to	26.26	151,076,769	1.41	1.25	to	1.90	(6.19)	to	(6.64)
12/31/2021	2,670,287	30.65	to	28.12	177,308,221	1.23	1.25	to	1.75	20.16	to	19.57
12/31/2020	3,037,091	25.51	to	23.52	166,961,661	2.39	1.25	to	1.75	2.14	to	1.63
12/31/2019	3,252,451	24.97	to	23.14	179,286,115	2.34	1.25	to	1.75	22.37	to	21.76
BlackRock Capital Appreciation V.I. Class I Shares
12/31/2023	2,797,234	52.79	to	47.84	114,248,580	-	1.25	to	1.90	47.16	to	46.21
12/31/2022	3,282,766	35.87	to	32.72	91,633,223	-	1.25	to	1.90	(38.47)	to	(38.77)
12/31/2021	3,473,332	58.24	to	53.44	156,880,915	-	1.25	to	1.75	19.65	to	19.05
12/31/2020	3,975,808	48.68	to	44.89	150,640,227	-	1.25	to	1.75	40.15	to	39.45
12/31/2019	4,641,317	34.73	to	32.19	126,321,800	-	1.25	to	1.75	30.35	to	29.70
BlackRock Equity Dividend V.I. Class I Shares
12/31/2023	91,826	87.14	to	87.14	8,001,699	2.02	1.35	to	1.35	10.74	to	10.74
12/31/2022	102,590	78.69	to	78.69	8,072,962	1.67	1.35	to	1.35	(5.13)	to	(5.13)
12/31/2021	112,159	82.95	to	82.95	9,303,537	1.54	1.35	to	1.35	18.93	to	18.93
12/31/2020	123,340	69.75	to	69.75	8,602,684	2.20	1.35	to	1.35	2.52	to	2.52
12/31/2019	134,635	68.03	to	68.03	9,159,685	2.01	1.35	to	1.35	26.00	to	26.00

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Global Allocation V.I. Class I Shares
12/31/2023	5,615,452	$27.41	to	$24.85	$254,684,426	2.14%	1.25%	to	1.90%	11.43%	to	10.71%
12/31/2022	6,334,960	24.60	to	22.44	258,280,116	-	1.25	to	1.90	(16.99)	to	(17.38)
12/31/2021	7,023,561	29.60	to	27.16	344,946,683	0.90	1.25	to	1.75	5.35	to	4.82
12/31/2020	7,730,821	28.10	to	25.91	362,526,008	1.27	1.25	to	1.75	19.51	to	18.91
12/31/2019	8,623,407	23.51	to	21.79	338,645,124	1.23	1.25	to	1.75	16.52	to	15.94
BlackRock Government Money Market V.I. Class I Shares
12/31/2023	8,152,693	10.17	to	9.21	103,866,156	4.79	1.25	to	1.90	3.55	to	2.89
12/31/2022	6,240,501	9.82	to	8.95	77,499,210	1.37	1.25	to	1.90	0.05	to	(0.43)
12/31/2021	6,773,331	9.80	to	8.99	83,182,929	-	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2020	7,357,615	9.92	to	9.15	91,924,743	0.32	1.25	to	1.75	(0.91)	to	(1.40)
12/31/2019	7,089,589	10.02	to	9.28	89,787,729	1.95	1.25	to	1.75	0.71	to	0.20
BlackRock High Yield V.I. Class I Shares
12/31/2023	1,362,034	24.18	to	21.92	51,425,176	6.55	1.25	to	1.90	11.79	to	11.07
12/31/2022	1,574,145	21.63	to	19.74	53,457,125	5.29	1.25	to	1.90	(11.54)	to	(11.96)
12/31/2021	1,831,142	24.43	to	22.42	69,375,085	4.52	1.25	to	1.75	4.02	to	3.50
12/31/2020	1,997,550	23.49	to	21.66	73,441,354	5.31	1.25	to	1.75	5.96	to	5.43
12/31/2019	2,177,839	22.17	to	20.54	76,597,136	5.40	1.25	to	1.75	13.86	to	13.29
BlackRock International V.I. Class I Shares
12/31/2023	1,998,967	20.68	to	18.74	50,450,175	0.84	1.25	to	1.90	17.55	to	16.79
12/31/2022	2,246,975	17.59	to	16.05	48,286,775	0.81	1.25	to	1.90	(25.63)	to	(25.98)
12/31/2021	2,416,086	23.63	to	21.68	69,756,137	0.65	1.25	to	1.75	7.33	to	6.79
12/31/2020	2,673,041	22.02	to	20.30	71,952,501	0.51	1.25	to	1.75	19.82	to	19.22
12/31/2019	2,991,541	18.38	to	17.03	67,221,355	1.17	1.25	to	1.75	30.48	to	29.83
BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2023	1,602,905	56.15	to	50.89	75,065,037	-	1.25	to	1.90	50.97	to	49.99
12/31/2022	1,831,168	37.19	to	33.93	56,899,032	-	1.25	to	1.90	(38.94)	to	(39.23)
12/31/2021	2,071,181	60.85	to	55.83	105,331,309	-	1.25	to	1.75	16.62	to	16.04
12/31/2020	2,352,250	52.18	to	48.11	102,671,804	-	1.25	to	1.75	41.96	to	41.25
12/31/2019	2,592,481	36.76	to	34.06	79,817,955	-	1.25	to	1.75	31.05	to	30.40
BlackRock Managed Volatility V.I. Class I Shares
12/31/2023	187,570	28.67	to	28.67	5,378,025	8.18	1.35	to	1.35	1.81	to	1.81
12/31/2022	218,665	28.16	to	28.16	6,157,835	-	1.35	to	1.35	4.79	to	4.79
12/31/2021	254,824	26.87	to	26.87	6,848,224	0.68	1.35	to	1.35	(0.67)	to	(0.67)
12/31/2020	286,172	27.06	to	27.06	7,742,393	3.75	1.35	to	1.35	2.18	to	2.18
12/31/2019	326,276	26.48	to	26.48	8,638,829	3.18	1.35	to	1.35	0.66	to	0.66
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2023	2,422,519	46.93	to	42.53	148,477,308	1.36	1.25	to	1.90	24.66	to	23.85
12/31/2022	2,640,791	37.64	to	34.34	129,608,243	1.43	1.25	to	1.90	(19.32)	to	(19.71)
12/31/2021	2,881,178	46.61	to	42.77	175,484,464	1.27	1.25	to	1.75	26.94	to	26.31
12/31/2020	3,235,441	36.72	to	33.86	154,544,491	1.76	1.25	to	1.75	16.77	to	16.19
12/31/2019	3,622,981	31.45	to	29.14	147,683,495	2.15	1.25	to	1.75	29.71	to	29.07
BlackRock Total Return V.I. Class I Shares
12/31/2023	4,233,305	13.72	to	12.43	75,675,433	3.89	1.25	to	1.90	4.51	to	3.84
12/31/2022	4,531,938	13.12	to	11.97	78,042,869	2.33	1.25	to	1.90	(15.20)	to	(15.61)
12/31/2021	5,192,556	15.46	to	14.19	104,753,260	1.68	1.25	to	1.75	(2.66)	to	(3.14)
12/31/2020	5,496,313	15.88	to	14.65	116,668,243	2.19	1.25	to	1.75	7.54	to	7.00
12/31/2019	5,897,872	14.77	to	13.69	117,625,674	2.93	1.25	to	1.75	8.13	to	7.59
Davis Value
12/31/2023	1,693,465	33.51	to	30.37	54,883,971	1.29	1.25	to	1.90	30.99	to	30.14
12/31/2022	1,954,434	25.58	to	23.34	48,344,790	1.25	1.25	to	1.90	(21.20)	to	(21.58)
12/31/2021	2,103,081	32.43	to	29.76	66,061,750	0.57	1.25	to	1.75	16.39	to	15.81
12/31/2020	2,347,373	27.87	to	25.69	63,464,588	0.71	1.25	to	1.75	10.33	to	9.78
12/31/2019	2,628,930	25.26	to	23.40	64,512,429	1.58	1.25	to	1.75	29.54	to	28.89

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Eaton Vance VT Floating-Rate Income
12/31/2023		166,571	$16.21	to	$14.70	$2,567,141	8.20%	1.15%	to	1.80%	9.94%	to	9.23%
12/31/2022		185,003	14.75	to	13.45	2,604,405	4.53	1.15	to	1.80	(3.92)	to	(4.40)
12/31/2021		221,913	15.34	to	14.07	3,256,637	2.90	1.15	to	1.65	2.44	to	1.93
12/31/2020		225,922	14.97	to	13.81	3,243,622	3.33	1.15	to	1.65	0.83	to	0.33
12/31/2019		246,364	14.85	to	13.76	3,517,180	4.31	1.15	to	1.65	5.86	to	5.33
Federated Hermes Kaufmann II Primary Shares
12/31/2023		493,500	40.52	to	36.72	19,071,760	-	1.25	to	1.90	13.80	to	13.07
12/31/2022		604,761	35.60	to	32.48	20,547,292	-	1.25	to	1.90	(31.03)	to	(31.36)
12/31/2021		652,665	51.57	to	47.31	32,168,775	-	1.25	to	1.75	1.24	to	0.73
12/31/2020		770,417	50.94	to	46.97	37,572,262	-	1.25	to	1.75	27.19	to	26.56
12/31/2019		927,072	40.05	to	37.11	35,605,041	-	1.25	to	1.75	32.16	to	31.50
Federated Hermes Managed Volatility II Primary Shares
12/31/2023		105,977	11.63	to	11.30	1,222,528	2.01	1.25	to	1.90	7.34	to	6.64
12/31/2022		133,796	10.84	to	10.60	1,440,632	1.88	1.25	to	1.90	(14.91)	to	(15.31)
12/31/2021		135,946	12.73	to	12.51	1,721,360	1.87	1.25	to	1.75	17.04	to	16.46
12/31/2020		162,722	10.87	to	10.74	1,763,046	2.72	1.25	to	1.75	(0.32)	to	(0.82)
12/31/2019		205,336	10.91	to	10.83	2,235,177	2.10	1.25	to	1.75	18.73	to	18.14
Franklin Templeton Foreign Class 2 Shares
12/31/2023		74,211	18.39	to	16.67	1,298,284	3.19	1.15	to	1.80	19.38	to	18.61
12/31/2022		78,974	15.40	to	14.05	1,161,191	3.02	1.15	to	1.80	(8.73)	to	(9.19)
12/31/2021		83,980	16.87	to	15.47	1,357,120	1.86	1.15	to	1.65	2.97	to	2.45
12/31/2020		96,770	16.38	to	15.10	1,523,984	3.37	1.15	to	1.65	(2.29)	to	(2.78)
12/31/2019		106,302	16.76	to	15.53	1,716,049	1.75	1.15	to	1.65	11.24	to	10.69
Franklin Templeton Growth Class 2 Shares
12/31/2023		66,778	19.92	to	18.05	1,255,891	3.33	1.15	to	1.80	19.63	to	18.86
12/31/2022		76,608	16.65	to	15.19	1,209,755	0.16	1.15	to	1.80	(12.58)	to	(13.02)
12/31/2021		97,621	19.03	to	17.46	1,765,348	1.10	1.15	to	1.65	3.67	to	3.16
12/31/2020		104,480	18.36	to	16.93	1,828,963	3.03	1.15	to	1.65	4.59	to	4.07
12/31/2019		103,220	17.55	to	16.27	1,734,149	2.77	1.15	to	1.65	13.84	to	13.27
Invesco V.I. American Franchise Series I Shares
12/31/2023		553,117	35.28	to	20.17	17,995,810	-	1.35	to	1.59	39.04	to	38.71
12/31/2022		630,715	25.38	to	14.54	14,724,138	-	1.35	to	1.59	(32.04)	to	(32.20)
12/31/2021		668,398	37.34	to	21.45	22,987,749	-	1.35	to	1.59	10.43	to	10.16
12/31/2020		760,998	33.81	to	19.47	23,671,266	0.07	1.35	to	1.59	40.45	to	40.11
12/31/2019		913,144	24.07	to	13.90	20,332,816	-	1.35	to	1.59	34.92	to	34.60
Invesco V.I. American Value Series I Shares
12/31/2023		20,225	11.54	to	11.36	231,411	0.65	1.25	to	1.90	14.17	to	13.43
12/31/2022		20,687	10.11	to	10.02	208,139	0.78	1.25	to	1.90	(3.90)	to	(4.37)
12/31/2021	(1)	21,577	10.51	to	10.48	226,473	0.44	1.25	to	1.75	-	to	-
Invesco V.I. Comstock Series I Shares
12/31/2023		1,700,740	36.76	to	33.31	62,053,468	1.79	1.25	to	1.90	10.97	to	10.25
12/31/2022		1,880,971	33.12	to	30.22	62,029,656	1.57	1.25	to	1.90	(0.23)	to	(0.70)
12/31/2021		2,186,726	33.17	to	30.43	72,184,627	1.75	1.25	to	1.75	31.70	to	31.05
12/31/2020		2,659,636	25.18	to	23.22	66,647,765	2.48	1.25	to	1.75	(2.08)	to	(2.57)
12/31/2019		2,857,415	25.72	to	23.83	73,398,966	1.96	1.25	to	1.75	23.74	to	23.13
Invesco V.I. Core Equity Series I Shares
12/31/2023		1,203,962	29.17	to	27.95	35,059,860	0.71	1.35	to	1.59	21.71	to	21.42
12/31/2022		1,395,902	23.97	to	23.02	33,399,749	0.91	1.35	to	1.59	(21.61)	to	(21.80)
12/31/2021		1,526,649	30.57	to	29.44	46,606,038	0.65	1.35	to	1.59	26.03	to	25.73
12/31/2020		1,737,672	24.26	to	23.41	42,097,241	1.33	1.35	to	1.59	12.32	to	12.05
12/31/2019		1,930,911	21.60	to	20.89	41,652,814	0.93	1.35	to	1.59	27.24	to	26.93

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco V.I. EQV International Equity Series I Shares
12/31/2023	308,393	$30.28	to	$16.80	$5,433,610	0.20%	1.55%	to	1.59%	16.33%	to	16.29%
12/31/2022	345,893	26.03	to	14.45	5,231,382	1.72	1.55	to	1.59	(19.56)	to	(19.59)
12/31/2021	368,111	32.36	to	17.97	6,915,157	1.28	1.55	to	1.59	4.26	to	4.22
12/31/2020	388,307	31.04	to	17.24	6,975,293	2.29	1.55	to	1.59	12.24	to	12.20
12/31/2019	447,137	27.65	to	15.37	7,125,474	1.51	1.55	to	1.59	26.60	to	26.54
Invesco V.I. Main Street Series II Shares
12/31/2023	14,682	38.78	to	35.15	545,949	0.48	1.15	to	1.80	21.43	to	20.65
12/31/2022	15,600	31.94	to	29.14	479,888	1.09	1.15	to	1.80	(21.28)	to	(21.67)
12/31/2021	18,517	40.54	to	37.20	724,642	0.50	1.15	to	1.65	25.78	to	25.15
12/31/2020	22,276	32.23	to	29.72	691,973	1.03	1.15	to	1.65	12.39	to	11.83
12/31/2019	37,632	28.68	to	26.58	1,046,855	0.81	1.15	to	1.65	30.23	to	29.58
Invesco V.I. Main Street Mid Cap Series I Shares
12/31/2023	62,476	30.39	to	27.55	1,804,499	0.29	1.25	to	1.90	13.05	to	12.32
12/31/2022	68,473	26.89	to	24.53	1,758,171	0.33	1.25	to	1.90	(15.39)	to	(15.81)
12/31/2021	82,172	31.75	to	29.13	2,498,558	0.43	1.25	to	1.75	21.71	to	21.11
12/31/2020	107,153	26.09	to	24.06	2,675,157	0.71	1.25	to	1.75	7.89	to	7.35
12/31/2019	114,410	24.18	to	22.41	2,652,365	0.50	1.25	to	1.75	23.72	to	23.10
Janus Henderson - Enterprise Service Shares
12/31/2023	4,197	45.76	to	41.97	184,683	0.07	1.15	to	1.80	16.43	to	15.68
12/31/2022	5,834	39.30	to	36.28	223,282	0.27	1.15	to	1.80	(17.17)	to	(17.58)
12/31/2021	6,767	47.41	to	44.03	311,936	0.27	1.15	to	1.65	15.21	to	14.63
12/31/2020	11,281	41.15	to	38.41	447,425	0.05	1.15	to	1.65	17.82	to	17.23
12/31/2019	17,753	34.93	to	32.76	600,783	0.05	1.15	to	1.65	33.61	to	32.95
Janus Henderson - Forty Service Shares
12/31/2023	113,455	51.62	to	47.36	5,561,597	0.12	1.15	to	1.80	38.06	to	37.17
12/31/2022	129,401	37.39	to	34.52	4,614,986	0.05	1.15	to	1.80	(34.54)	to	(34.86)
12/31/2021	167,947	57.08	to	53.00	9,143,248	0.53	1.15	to	1.65	21.20	to	20.59
12/31/2020	176,748	47.09	to	43.95	7,970,628	0.64	1.15	to	1.65	37.45	to	36.76
12/31/2019	194,787	34.26	to	32.14	6,427,510	0.02	1.15	to	1.65	35.29	to	34.61
MFS® Growth Initial Class
12/31/2023	1,144,426	79.10	to	26.56	77,678,450	-	1.35	to	1.59	34.05	to	33.73
12/31/2022	1,288,119	59.01	to	19.86	64,546,998	-	1.35	to	1.59	(32.55)	to	(32.71)
12/31/2021	1,399,173	87.49	to	29.52	105,910,022	-	1.35	to	1.59	21.88	to	21.58
12/31/2020	1,601,051	71.78	to	24.28	99,306,874	-	1.35	to	1.59	30.09	to	29.78
12/31/2019	1,818,062	55.18	to	18.71	86,146,511	-	1.35	to	1.59	36.30	to	35.97
PIMCO CommodityRealReturn® Strategy Administrative Class
12/31/2023	668,642	8.28	to	7.51	5,263,539	15.86	1.25	to	1.90	(9.00)	to	(9.58)
12/31/2022	674,293	9.10	to	8.30	5,855,753	21.89	1.25	to	1.90	7.18	to	6.65
12/31/2021	931,242	8.49	to	7.79	7,563,737	4.16	1.25	to	1.75	31.69	to	31.03
12/31/2020	1,245,915	6.44	to	5.94	7,696,210	6.39	1.25	to	1.75	0.09	to	(0.41)
12/31/2019	1,206,434	6.44	to	5.97	7,466,123	4.45	1.25	to	1.75	10.05	to	9.50
PIMCO Low Duration Administrative Class
12/31/2023	2,832,217	12.00	to	11.00	32,496,774	3.60	1.25	to	1.90	3.67	to	3.00
12/31/2022	3,064,401	11.57	to	10.68	34,040,544	1.60	1.25	to	1.90	(6.98)	to	(7.44)
12/31/2021	3,721,233	12.43	to	11.54	44,550,973	0.52	1.25	to	1.75	(2.16)	to	(2.65)
12/31/2020	3,675,392	12.70	to	11.86	45,062,295	1.22	1.25	to	1.75	1.71	to	1.20
12/31/2019	3,711,786	12.49	to	11.72	44,870,927	2.78	1.25	to	1.75	2.73	to	2.22
PIMCO Real Return Administrative Class
12/31/2023	1,366,723	15.06	to	13.65	19,552,773	3.00	1.25	to	1.90	2.39	to	1.72
12/31/2022	1,477,103	14.71	to	13.42	20,712,467	7.00	1.25	to	1.90	(13.06)	to	(13.50)
12/31/2021	1,748,176	16.91	to	15.51	28,275,553	4.98	1.25	to	1.75	4.27	to	3.75
12/31/2020	1,819,507	16.21	to	14.95	28,285,343	1.40	1.25	to	1.75	10.33	to	9.78
12/31/2019	1,981,765	14.70	to	13.62	28,016,079	1.68	1.25	to	1.75	7.09	to	6.56

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

PIMCO Total Return Administrative Class
12/31/2023	6,757,003	$15.72	to	$14.24	$111,250,552	3.56%	1.25%	to	1.90%	4.62%	to	3.94%
12/31/2022	7,340,815	15.02	to	13.70	115,795,058	2.59	1.25	to	1.90	(15.45)	to	(15.85)
12/31/2021	8,290,671	17.75	to	16.28	154,677,223	1.82	1.25	to	1.75	(2.49)	to	(2.98)
12/31/2020	8,926,116	18.20	to	16.78	171,674,446	2.13	1.25	to	1.75	7.30	to	6.76
12/31/2019	9,641,417	16.96	to	15.72	173,221,565	3.02	1.25	to	1.75	7.01	to	6.48
Pioneer High Yield VCT Class II Shares
12/31/2023	91,833	19.75	to	17.90	1,721,294	5.31	1.20	to	1.85	9.67	to	8.96
12/31/2022	102,449	18.01	to	16.43	1,761,068	4.80	1.20	to	1.85	(12.56)	to	(13.00)
12/31/2021	126,813	20.58	to	18.88	2,500,758	4.88	1.20	to	1.70	4.19	to	3.67
12/31/2020	130,278	19.75	to	18.21	2,474,038	5.16	1.20	to	1.70	0.76	to	0.26
12/31/2019	140,276	19.60	to	18.17	2,652,274	4.67	1.20	to	1.70	12.92	to	12.36
TA Aegon Sustainable Equity Income Service Class
12/31/2023	2,354,287	15.07	to	14.31	34,514,014	1.92	1.25	to	1.90	4.69	to	4.01
12/31/2022	2,410,840	14.39	to	13.76	33,892,394	1.84	1.25	to	1.90	(13.00)	to	(13.44)
12/31/2021	2,822,392	16.53	to	15.89	45,723,357	1.88	1.25	to	1.75	20.60	to	20.00
12/31/2020	3,439,902	13.71	to	13.24	46,322,059	2.88	1.25	to	1.75	(8.74)	to	(9.19)
12/31/2019	3,069,502	15.02	to	14.58	45,414,806	2.20	1.25	to	1.75	22.04	to	21.43
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2023	305,170	12.38	to	12.38	3,777,985	1.52	1.35	to	1.35	8.49	to	8.49
12/31/2022	268,210	11.41	to	11.41	3,060,657	1.31	1.35	to	1.35	(16.42)	to	(16.42)
12/31/2021	268,462	13.65	to	13.65	3,665,484	1.10	1.35	to	1.35	4.32	to	4.32
12/31/2020	288,967	13.09	to	13.09	3,781,889	2.08	1.35	to	1.35	5.22	to	5.22
12/31/2019	283,215	12.44	to	12.44	3,522,633	2.02	1.35	to	1.35	9.74	to	9.74
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2023	236,656	12.80	to	12.80	3,028,968	1.50	1.35	to	1.35	11.85	to	11.85
12/31/2022	238,235	11.44	to	11.44	2,726,120	1.32	1.35	to	1.35	(18.25)	to	(18.25)
12/31/2021	260,519	14.00	to	14.00	3,646,489	0.89	1.35	to	1.35	6.88	to	6.88
12/31/2020	266,843	13.10	to	13.10	3,494,642	1.86	1.35	to	1.35	1.86	to	1.86
12/31/2019	304,375	12.86	to	12.86	3,913,275	1.91	1.35	to	1.35	9.64	to	9.64
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2023	107,821	12.91	to	12.91	1,392,490	1.46	1.35	to	1.35	16.05	to	16.05
12/31/2022	99,377	11.13	to	11.13	1,105,936	1.30	1.35	to	1.35	(19.41)	to	(19.41)
12/31/2021	104,861	13.81	to	13.81	1,447,980	0.55	1.35	to	1.35	6.18	to	6.18
12/31/2020	113,895	13.01	to	13.01	1,481,201	1.86	1.35	to	1.35	(3.39)	to	(3.39)
12/31/2019	112,837	13.46	to	13.46	1,518,949	1.59	1.35	to	1.35	9.86	to	9.86
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2023	69,285	12.81	to	12.81	887,708	1.47	1.35	to	1.35	11.15	to	11.15
12/31/2022	56,787	11.53	to	11.53	654,577	1.32	1.35	to	1.35	(17.02)	to	(17.02)
12/31/2021	40,348	13.89	to	13.89	560,453	0.54	1.35	to	1.35	7.70	to	7.70
12/31/2020	54,035	12.90	to	12.90	696,889	1.69	1.35	to	1.35	(1.88)	to	(1.88)
12/31/2019	52,147	13.14	to	13.14	685,445	1.64	1.35	to	1.35	14.51	to	14.51
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2023	14,754	14.31	to	14.31	211,064	1.31	1.35	to	1.35	15.71	to	15.71
12/31/2022	15,147	12.36	to	12.36	187,269	1.24	1.35	to	1.35	(18.03)	to	(18.03)
12/31/2021	31,983	15.08	to	15.08	482,390	0.29	1.35	to	1.35	12.87	to	12.87
12/31/2020	29,063	13.36	to	13.36	388,358	1.62	1.35	to	1.35	(3.48)	to	(3.48)
12/31/2019	29,119	13.84	to	13.84	403,116	1.38	1.35	to	1.35	15.26	to	15.26
TA BlackRock iShares Edge 40 Service Class
12/31/2023	14,894	12.89	to	11.88	186,425	1.88	1.25	to	1.90	7.72	to	7.02
12/31/2022	18,896	11.97	to	11.10	220,094	1.56	1.25	to	1.90	(15.56)	to	(15.98)
12/31/2021	20,994	14.16	to	13.22	290,109	1.45	1.25	to	1.75	4.46	to	3.94
12/31/2020	34,294	13.56	to	12.71	449,464	2.20	1.25	to	1.75	8.09	to	7.55
12/31/2019	46,050	12.54	to	11.82	557,264	1.98	1.25	to	1.75	13.67	to	13.11

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2023	316,774	$14.49	to	$14.49	$4,591,323	1.46%	1.35%	to	1.35%	11.69%	to	11.69%
12/31/2022	328,727	12.98	to	12.98	4,266,054	1.54	1.35	to	1.35	(15.41)	to	(15.41)
12/31/2021	335,962	15.34	to	15.34	5,154,311	1.26	1.35	to	1.35	7.89	to	7.89
12/31/2020	319,816	14.22	to	14.22	4,547,851	2.03	1.35	to	1.35	2.79	to	2.79
12/31/2019	384,671	13.83	to	13.83	5,321,555	1.98	1.35	to	1.35	14.10	to	14.10
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2023	282,510	12.97	to	12.97	3,663,192	1.82	1.35	to	1.35	9.11	to	9.11
12/31/2022	280,218	11.88	to	11.88	3,330,019	1.60	1.35	to	1.35	(13.01)	to	(13.01)
12/31/2021	278,281	13.66	to	13.66	3,801,538	1.64	1.35	to	1.35	1.38	to	1.38
12/31/2020	276,194	13.47	to	13.47	3,721,597	2.11	1.35	to	1.35	3.51	to	3.51
12/31/2019	329,584	13.02	to	13.02	4,290,599	2.01	1.35	to	1.35	10.69	to	10.69
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2023	178,167	17.34	to	17.34	3,088,579	1.48	1.35	to	1.35	16.11	to	16.11
12/31/2022	181,960	14.93	to	14.93	2,716,779	1.40	1.35	to	1.35	(15.66)	to	(15.66)
12/31/2021	175,571	17.70	to	17.70	3,108,267	0.89	1.35	to	1.35	12.52	to	12.52
12/31/2020	185,343	15.73	to	15.73	2,916,248	1.84	1.35	to	1.35	2.82	to	2.82
12/31/2019	268,736	15.30	to	15.30	4,112,462	1.77	1.35	to	1.35	17.81	to	17.81
TA International Focus Initial Class
12/31/2023	1,426,880	12.35	to	12.35	17,618,121	1.94	1.35	to	1.35	11.03	to	11.03
12/31/2022	1,675,665	11.12	to	11.12	18,634,634	2.97	1.35	to	1.35	(21.11)	to	(21.11)
12/31/2021	1,797,151	14.10	to	14.10	25,335,072	1.21	1.35	to	1.35	9.33	to	9.33
12/31/2020	2,025,811	12.89	to	12.89	26,120,964	2.24	1.35	to	1.35	19.28	to	19.28
12/31/2019	2,326,132	10.81	to	10.81	25,146,132	1.63	1.35	to	1.35	25.97	to	25.97
TA Janus Balanced Service Class
12/31/2023	165,248	15.85	to	15.28	2,573,888	1.16	1.25	to	1.90	13.59	to	12.86
12/31/2022	152,839	13.95	to	13.54	2,102,698	0.84	1.25	to	1.90	(17.86)	to	(18.27)
12/31/2021	161,619	16.97	to	16.57	2,712,645	1.14	1.25	to	1.75	14.01	to	13.44
12/31/2020	163,023	14.89	to	14.61	2,405,758	1.51	1.25	to	1.75	12.89	to	12.33
12/31/2019	165,518	13.19	to	13.00	2,168,477	1.28	1.25	to	1.75	20.26	to	19.66
TA Janus Mid-Cap Growth Service Class
12/31/2023	560,805	28.01	to	26.32	15,210,217	-	1.25	to	1.90	15.35	to	14.61
12/31/2022	643,620	24.28	to	22.97	15,188,952	-	1.25	to	1.90	(18.03)	to	(18.44)
12/31/2021	713,855	29.60	to	28.16	20,602,914	0.10	1.25	to	1.75	15.54	to	14.96
12/31/2020	837,142	25.62	to	24.49	20,963,332	0.04	1.25	to	1.75	17.45	to	16.87
12/31/2019	959,825	21.81	to	20.96	20,519,678	-	1.25	to	1.75	34.64	to	33.96
TA JPMorgan Enhanced Index Initial Class
12/31/2023	55,624	20.33	to	19.65	1,114,893	0.82	1.15	to	1.80	26.21	to	25.39
12/31/2022	59,404	16.11	to	15.67	946,648	0.64	1.15	to	1.80	(19.35)	to	(19.75)
12/31/2021	66,563	19.96	to	19.53	1,317,798	0.81	1.15	to	1.65	28.63	to	27.99
12/31/2020	78,583	15.52	to	15.26	1,211,504	1.45	1.15	to	1.65	18.79	to	18.20
12/31/2019	104,551	13.06	to	12.91	1,360,294	1.19	1.15	to	1.65	29.54	to	28.89
TA Market Participation Strategy Service Class
12/31/2023	54,744	17.66	to	17.66	966,997	0.41	1.35	to	1.35	10.06	to	10.06
12/31/2022	52,574	16.05	to	16.05	843,775	0.03	1.35	to	1.35	(16.44)	to	(16.44)
12/31/2021	50,385	19.21	to	19.21	967,710	0.50	1.35	to	1.35	12.92	to	12.92
12/31/2020	50,586	17.01	to	17.01	860,449	0.30	1.35	to	1.35	18.72	to	18.72
12/31/2019	1,551	14.33	to	14.33	22,227	0.92	1.35	to	1.35	16.99	to	16.99
TA Morgan Stanley Global Allocation Service Class
12/31/2023	13,445	12.82	to	12.79	171,939	-	1.55	to	1.59	11.94	to	11.90
12/31/2022	14,420	11.45	to	11.43	164,793	0.10	1.55	to	1.59	(19.03)	to	(19.06)
12/31/2021	15,058	14.15	to	14.12	212,600	0.46	1.55	to	1.59	6.51	to	6.47
12/31/2020	16,372	13.28	to	13.26	217,107	1.06	1.55	to	1.59	16.52	to	16.47
12/31/2019	24,730	11.40	to	11.39	281,570	0.96	1.55	to	1.59	16.03	to	15.99

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Multi-Managed Balanced Service Class
12/31/2023		44,584	$15.73	to	$15.17	$688,072	1.52%	1.25%	to	1.90%	16.97%	to	16.21%
12/31/2022		32,350	13.45	to	13.05	428,878	0.98	1.25	to	1.90	(17.59)	to	(18.00)
12/31/2021		27,333	16.30	to	15.92	439,996	0.95	1.25	to	1.75	15.34	to	14.76
12/31/2020		28,822	14.13	to	13.87	403,268	1.26	1.25	to	1.75	14.17	to	13.60
12/31/2019		31,331	12.38	to	12.21	385,113	1.44	1.25	to	1.75	19.99	to	19.39
TA PIMCO Tactical - Balanced Service Class
12/31/2023		87,041	13.63	to	13.63	1,186,006	1.08	1.35	to	1.35	9.18	to	9.18
12/31/2022		82,560	12.48	to	12.48	1,030,398	0.56	1.35	to	1.35	(20.73)	to	(20.73)
12/31/2021		86,577	15.74	to	15.74	1,363,108	-	1.35	to	1.35	4.96	to	4.96
12/31/2020		86,099	15.00	to	15.00	1,291,467	3.32	1.35	to	1.35	7.40	to	7.40
12/31/2019		76,864	13.97	to	13.97	1,073,518	0.16	1.35	to	1.35	18.07	to	18.07
TA PIMCO Tactical - Conservative Service Class
12/31/2023		78,260	12.98	to	12.98	1,015,735	1.17	1.35	to	1.35	5.80	to	5.80
12/31/2022		89,036	12.27	to	12.27	1,092,227	1.06	1.35	to	1.35	(18.40)	to	(18.40)
12/31/2021		90,229	15.03	to	15.03	1,356,437	1.02	1.35	to	1.35	2.81	to	2.81
12/31/2020		101,984	14.62	to	14.62	1,491,205	1.40	1.35	to	1.35	8.42	to	8.42
12/31/2019		109,406	13.49	to	13.49	1,475,519	0.10	1.35	to	1.35	15.99	to	15.99
TA PIMCO Tactical - Growth Service Class
12/31/2023		28,820	15.37	to	15.37	442,863	0.91	1.35	to	1.35	12.41	to	12.41
12/31/2022		27,461	13.67	to	13.67	375,378	-	1.35	to	1.35	(19.12)	to	(19.12)
12/31/2021		28,432	16.90	to	16.90	480,551	-	1.35	to	1.35	7.75	to	7.75
12/31/2020		24,275	15.69	to	15.69	380,802	4.00	1.35	to	1.35	7.63	to	7.63
12/31/2019		27,370	14.58	to	14.58	398,923	-	1.35	to	1.35	19.93	to	19.93
TA Small/Mid Cap Value Service Class
12/31/2023		827,310	30.82	to	28.42	24,450,643	0.82	1.25	to	1.90	10.76	to	10.04
12/31/2022		912,306	27.83	to	25.82	24,438,311	0.33	1.25	to	1.90	(9.73)	to	(10.18)
12/31/2021		1,103,149	30.81	to	28.75	32,818,948	0.48	1.25	to	1.75	26.23	to	25.60
12/31/2020		1,399,631	24.41	to	22.89	33,058,726	1.01	1.25	to	1.75	2.45	to	1.94
12/31/2019		1,425,805	23.82	to	22.46	32,964,565	0.74	1.25	to	1.75	23.39	to	22.77
TA T. Rowe Price Small Cap Initial Class
12/31/2023		565,905	16.54	to	15.99	9,129,673	-	1.15	to	1.80	19.82	to	19.04
12/31/2022		642,403	13.81	to	13.43	8,685,126	-	1.15	to	1.80	(23.33)	to	(23.72)
12/31/2021		659,370	18.00	to	17.61	11,666,579	-	1.15	to	1.65	10.10	to	9.55
12/31/2020		725,347	16.35	to	16.07	11,704,719	-	1.15	to	1.65	22.15	to	21.54
12/31/2019		810,999	13.38	to	13.22	10,755,606	-	1.15	to	1.65	31.25	to	30.60
TA TS&W International Equity Service Class
12/31/2023		178,340	11.96	to	11.56	2,096,761	0.83	1.15	to	1.80	13.94	to	13.21
12/31/2022		203,638	10.50	to	10.21	2,109,491	3.09	1.15	to	1.80	(15.68)	to	(16.10)
12/31/2021		226,727	12.44	to	12.17	2,792,334	1.66	1.15	to	1.65	11.91	to	11.35
12/31/2020		262,571	11.12	to	10.93	2,896,657	2.98	1.15	to	1.65	4.99	to	4.46
12/31/2019		262,152	10.59	to	10.47	2,761,038	1.18	1.15	to	1.65	19.36	to	18.76
TA WMC US Growth Initial Class
12/31/2023	(1)	25,569	38.96	to	35.92	962,970	0.04	1.15	to	1.80	-	to	-
TA WMC US Growth Service Class
12/31/2023		885,216	38.90	to	35.86	33,030,119	-	1.15	to	1.80	40.11	to	39.20
12/31/2022		1,154,315	27.76	to	25.76	30,860,459	-	1.15	to	1.80	(32.35)	to	(32.69)
12/31/2021		1,070,497	41.01	to	38.27	42,407,452	-	1.15	to	1.65	19.00	to	18.40
12/31/2020		1,286,454	34.46	to	32.33	42,928,025	-	1.15	to	1.65	35.37	to	34.70
12/31/2019		1,690,125	25.46	to	24.00	41,770,925	-	1.15	to	1.65	38.08	to	37.39

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Wanger Acorn
12/31/2023	246,668	$37.42	to	$33.92	$8,767,091	-%	1.25%	to	1.90%	20.23%	to	19.45%
12/31/2022	281,626	31.13	to	28.39	8,357,023	-	1.25	to	1.90	(34.34)	to	(34.67)
12/31/2021	287,666	47.37	to	43.46	13,008,027	0.74	1.25	to	1.75	7.55	to	7.01
12/31/2020	311,316	44.04	to	40.61	13,128,513	-	1.25	to	1.75	22.69	to	22.07
12/31/2019	359,279	35.90	to	33.27	12,392,572	0.26	1.25	to	1.75	29.47	to	28.83
Wanger International
12/31/2023	1,232,699	16.84	to	15.45	19,872,877	0.32	1.25	to	1.90	15.51	to	14.76
12/31/2022	1,329,373	14.58	to	13.46	18,628,060	0.89	1.25	to	1.90	(34.72)	to	(35.04)
12/31/2021	1,192,700	22.32	to	20.73	25,662,658	0.57	1.25	to	1.75	17.33	to	16.75
12/31/2020	1,436,353	19.02	to	17.75	26,398,450	2.21	1.25	to	1.75	12.94	to	12.38
12/31/2019	1,597,640	16.84	to	15.80	26,068,778	0.81	1.25	to	1.75	28.38	to	27.74

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.90% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee or credit:

Subaccount	Fund Fee/Credit
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.15%
Eaton Vance VT Floating-Rate Income	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Invesco V.I. Main Street Series II Shares	-0.10%
Janus Henderson - Enterprise Service Shares	-0.10%
Janus Henderson - Forty Service Shares	-0.10%
Pioneer High Yield VCT Class II Shares	-0.05%
TA JPMorgan Enhanced Index Initial Class	-0.10%
TA T. Rowe Price Small Cap Initial Class	-0.10%
TA TS&W International Equity Service Class	-0.10%
TA WMC US Growth Initial Class	-0.10%
TA WMC US Growth Service Class	-0.10%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.